UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Global Macro Absolute Return Advantage Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Absolute Return Advantage Portfolio	$203	1.93%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Absolute Return Advantage Portfolio	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$10,117	$10,094	$10,000
12/14	$10,059	$10,146	$10,000
1/15	$10,291	$10,335	$10,001
2/15	$10,382	$10,274	$10,001
3/15	$10,372	$10,333	$10,001
4/15	$10,402	$10,275	$10,001
5/15	$10,473	$10,233	$10,001
6/15	$10,352	$10,106	$10,001
7/15	$10,433	$10,206	$10,001
8/15	$10,291	$10,179	$10,002
9/15	$10,059	$10,239	$10,002
10/15	$10,322	$10,272	$10,002
11/15	$10,463	$10,277	$10,002
12/15	$10,482	$10,249	$10,006
1/16	$10,320	$10,399	$10,006
2/16	$10,331	$10,499	$10,008
3/16	$10,504	$10,586	$10,013
4/16	$10,536	$10,604	$10,016
5/16	$10,655	$10,648	$10,016
6/16	$10,719	$10,851	$10,020
7/16	$10,763	$10,916	$10,023
8/16	$11,032	$10,910	$10,025
9/16	$11,075	$10,909	$10,030
10/16	$11,108	$10,803	$10,032
11/16	$10,957	$10,625	$10,034
12/16	$11,097	$10,654	$10,038
1/17	$11,141	$10,615	$10,043
2/17	$11,163	$10,706	$10,047
3/17	$11,404	$10,701	$10,049
4/17	$11,503	$10,774	$10,055
5/17	$11,558	$10,837	$10,060
6/17	$11,602	$10,806	$10,069
7/17	$11,525	$10,842	$10,077
8/17	$11,646	$10,941	$10,087
9/17	$11,635	$10,890	$10,096
10/17	$11,722	$10,936	$10,105
11/17	$11,777	$10,953	$10,113
12/17	$11,738	$10,977	$10,124
1/18	$11,897	$10,899	$10,136
2/18	$11,829	$10,875	$10,146
3/18	$11,806	$10,965	$10,160
4/18	$11,647	$10,924	$10,173
5/18	$11,489	$10,965	$10,189
6/18	$11,330	$10,985	$10,206
7/18	$11,364	$10,988	$10,222
8/18	$11,092	$11,022	$10,240
9/18	$11,047	$10,980	$10,256
10/18	$10,888	$10,958	$10,274
11/18	$10,775	$11,012	$10,295
12/18	$10,759	$11,171	$10,314
1/19	$10,963	$11,289	$10,334
2/19	$11,065	$11,303	$10,353
3/19	$11,031	$11,505	$10,376
4/19	$11,020	$11,512	$10,395
5/19	$11,133	$11,678	$10,419
6/19	$11,394	$11,842	$10,442
7/19	$11,621	$11,935	$10,461
8/19	$11,519	$12,205	$10,482
9/19	$11,734	$12,149	$10,501
10/19	$11,779	$12,128	$10,521
11/19	$12,040	$12,114	$10,534
12/19	$12,351	$12,089	$10,549
1/20	$12,469	$12,307	$10,563
2/20	$12,386	$12,458	$10,579
3/20	$11,088	$12,264	$10,610
4/20	$11,690	$12,462	$10,611
5/20	$12,162	$12,498	$10,611
6/20	$12,339	$12,560	$10,612
7/20	$12,304	$12,697	$10,614
8/20	$12,575	$12,605	$10,615
9/20	$12,504	$12,651	$10,616
10/20	$12,528	$12,652	$10,617
11/20	$12,741	$12,724	$10,618
12/20	$12,933	$12,763	$10,620
1/21	$13,033	$12,695	$10,621
2/21	$13,021	$12,497	$10,621
3/21	$12,908	$12,448	$10,622
4/21	$13,021	$12,481	$10,622
5/21	$13,170	$12,509	$10,623
6/21	$13,258	$12,570	$10,622
7/21	$13,245	$12,726	$10,623
8/21	$13,345	$12,700	$10,623
9/21	$13,320	$12,580	$10,624
10/21	$13,270	$12,548	$10,623
11/21	$13,195	$12,637	$10,624
12/21	$13,408	$12,586	$10,625
1/22	$13,316	$12,388	$10,624
2/22	$13,198	$12,223	$10,626
3/22	$12,936	$11,960	$10,629
4/22	$13,172	$11,638	$10,630
5/22	$12,975	$11,622	$10,638
6/22	$12,608	$11,446	$10,640
7/22	$12,346	$11,738	$10,645
8/22	$12,739	$11,431	$10,663
9/22	$12,503	$11,064	$10,689
10/22	$12,634	$11,026	$10,706
11/22	$12,962	$11,307	$10,741
12/22	$13,148	$11,174	$10,779
1/23	$13,478	$11,431	$10,813
2/23	$13,519	$11,249	$10,848
3/23	$13,450	$11,498	$10,895
4/23	$13,478	$11,557	$10,929
5/23	$13,725	$11,512	$10,972
6/23	$14,013	$11,505	$11,022
7/23	$14,041	$11,509	$11,066
8/23	$14,068	$11,494	$11,116
9/23	$13,849	$11,296	$11,167
10/23	$13,821	$11,216	$11,217
11/23	$13,958	$11,602	$11,267
12/23	$14,248	$11,972	$11,320
1/24	$14,390	$11,949	$11,368
2/24	$14,589	$11,867	$11,415
3/24	$14,958	$11,974	$11,466
4/24	$14,859	$11,781	$11,515
5/24	$15,157	$11,885	$11,571
6/24	$15,057	$11,988	$11,618
7/24	$15,271	$12,220	$11,670
8/24	$15,185	$12,354	$11,726
9/24	$15,313	$12,497	$11,777
10/24	$15,200	$12,328	$11,821

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Macro Absolute Return Advantage Portfolio	9.98%	5.22%	4.27%
Bloomberg Global Aggregate Index (USD Hedged)Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,169,689,045
# of Portfolio Holdings (including derivatives)	1,178
Portfolio Turnover Rate	129%
Total Advisory Fees Paid	$25,715,667

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds
56.0%
Short-Term Investments
19.9%
Common Stocks
7.4%
Foreign Corporate Bonds
5.0%
Collateralized Mortgage Obligations
4.2%
Sovereign Loans
3.3%
Insurance Linked Securities
1.7%
Loan Participation Notes
1.2%
Other†
1.3%

Value	Value
OtherFootnote Reference†	1.3%
Loan Participation Notes	1.2%
Insurance Linked Securities	1.7%
Sovereign Loans	3.3%
Collateralized Mortgage Obligations	4.2%
Foreign Corporate Bonds	5.0%
Common Stocks	7.4%
Short-Term Investments	19.9%
Sovereign Government Bonds	56.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.6%
Uzbekistan	8.2%
Singapore	5.0%
Serbia	4.6%
Iceland	4.5%
Dominican Republic	4.2%
India	4.1%
Other	33.8%
Total Long Exposure	80.0%
South Africa	(4.2)%
Philippines	(5.1)%
Euro	(18.4)%
Other	(14.7)%
Total Short Exposure	(42.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global Macro Absolute Return Advantage Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

GMARA Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$142,600	$133,682
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$5,817	$0

Total	$148,417	$133,682

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$5,817	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 1.976%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$502	$ 45,875
Federal National Mortgage Association:
Series 2023-54, Class C, 6.50%, 11/25/53(3)	7,070	7,473,446
Interest Only:(1)
Series 2010-109, Class PS, 1.629%, (6.486% - 30-day SOFR Average), 10/25/40(2)	1,119	83,592
Series 2018-21, Class IO, 3.00%, 4/25/48	7,306	1,179,825
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53(3)	7,070	7,372,292
Sereis 2023-151, Class GL, 6.50%, 10/20/53(3)	5,096	5,314,429
Series 2023-155, Class CH, 6.50%, 10/20/53(3)	19,303	20,149,521
Series 2023-165, Class EY, 6.50%, 11/20/53(3)	35,330	36,872,326
Series 2023-169, Class JW, 6.50%, 11/20/53(3)	3,600	3,763,709
Series 2024-1, Class GL, 6.00%, 1/20/54(3)	3,616	3,725,200
Series 2024-3, Class CY, 6.00%, 1/20/54(3)	1,516	1,561,871
Series 2024-6, Class CB, 6.00%, 1/20/54(3)	6,573	6,771,837
Series 2024-6, Class LB, 6.00%, 1/20/54(3)	1,288	1,326,969
Series 2024-25, Class GL, 6.00%, 2/20/54	2,208	2,236,649
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(4)(5)	43,931	41,351,723
Total Collateralized Mortgage Obligations (identified cost $144,818,301)		$ 139,229,264

Common Stocks — 7.6%
Security	Shares	Value
Argentina — 0.5%
Banco BBVA Argentina SA ADR(6)	250,938	$ 3,455,416
Banco Hipotecario SA, Class D	1,549,817	534,760
Banco Macro SA ADR(6)	54,200	4,240,066
Banco Patagonia SA, Class B	4,775	7,888
Grupo Financiero Galicia SA ADR(6)	103,886	5,476,870
Grupo Supervielle SA ADR(6)	255,535	2,325,368
		$ 16,040,368
Belgium — 0.0%(7)
Cenergy Holdings SA	128,679	$ 1,222,860
		$ 1,222,860
Bulgaria — 0.3%
Eurohold Bulgaria AD(6)	10,954,272	$ 8,714,679
		$ 8,714,679
Security	Shares	Value
Cyprus — 0.8%
Bank of Cyprus Holdings PLC	5,391,218	$ 24,805,975
		$ 24,805,975
Georgia — 1.4%
Bank of Georgia Group PLC	265,577	$ 14,279,476
Georgia Capital PLC(6)	919,842	12,030,957
TBC Bank Group PLC	493,850	17,512,797
		$ 43,823,230
Greece — 1.3%
Alpha Services and Holdings SA	2,495,924	$ 3,759,683
Athens International Airport SA	34,158	293,023
Eurobank Ergasias Services and Holdings SA, Class A	2,937,027	6,077,355
Hellenic Telecommunications Organization SA	202,731	3,349,945
Ideal Holdings SA	28,307	187,334
JUMBO SA	119,387	3,186,395
Metlen Energy & Metals SA	119,436	4,195,961
Motor Oil (Hellas) Corinth Refineries SA	68,338	1,459,397
National Bank of Greece SA	871,102	6,824,843
OPAP SA	204,892	3,500,604
Optima bank SA	132,272	1,855,314
Piraeus Financial Holdings SA	1,189,132	4,480,449
Public Power Corp. SA	214,226	2,816,535
		$ 41,986,838
Iceland — 0.4%
Arion Banki Hf.(4)	2,628,025	$ 3,018,229
Eik fasteignafelag Hf.	6,056,328	604,482
Eimskipafelag Islands Hf.	483,446	1,274,924
Festi Hf.	612,264	1,110,967
Hagar Hf.	2,225,633	1,542,041
Hampidjan Hf.(6)	752,265	653,968
Heimar Hf.(6)	3,416,857	830,920
Icelandair Group Hf.(6)	37,863,840	304,086
Islandsbanki Hf.	2,241,189	2,061,100
Kvika banki Hf.(6)	9,436,236	1,301,422
Reitir fasteignafelag Hf.	1,754,792	1,246,674
Siminn Hf.	4,466,464	380,834
		$ 14,329,647
Kazakhstan — 0.2%
Kaspi.KZ JSC ADR	61,049	$ 6,723,937
		$ 6,723,937
Luxembourg — 0.1%
Alvotech SA(6)	168,576	$ 2,216,759
Zabka Group SA(6)	263,954	1,414,481
		$ 3,631,240
Philippines — 0.4%
Ayala Corp.	80,690	$ 954,535
Ayala Land, Inc.	1,915,600	1,074,598

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Philippines (continued)
Bank of the Philippine Islands	689,500	$ 1,693,692
BDO Unibank, Inc.	690,700	1,807,687
International Container Terminal Services, Inc.	268,300	1,823,300
SM Investments Corp.	154,960	2,498,669
SM Prime Holdings, Inc.	3,698,800	1,945,505
		$ 11,797,986
Poland — 1.3%
Alior Bank SA	43,622	$ 953,217
Allegro.eu SA(4)(6)	294,929	2,595,235
Asseco Poland SA	27,679	620,908
Bank Millennium SA(6)	307,368	640,050
Bank Polska Kasa Opieki SA	94,182	3,295,074
Budimex SA	6,417	802,536
CCC SA(6)	21,255	938,899
CD Projekt SA	33,590	1,352,408
Cyfrowy Polsat SA(6)	127,645	403,671
Dino Polska SA(4)(6)	25,053	2,080,789
Enea SA(6)	138,193	384,637
Eurocash SA	43,641	94,042
Grupa Azoty SA(6)	25,239	130,530
Grupa Kety SA	4,875	830,915
Jastrzebska Spolka Weglowa SA(6)	26,476	177,862
KGHM Polska Miedz SA	71,447	2,674,095
KRUK SA	8,814	944,317
LPP SA	555	2,019,822
mBank SA(6)	7,650	1,075,807
Orange Polska SA	332,197	647,020
ORLEN SA	296,750	3,874,686
PGE Polska Grupa Energetyczna SA(6)	462,035	798,766
Powszechna Kasa Oszczednosci Bank Polski SA	445,524	6,190,220
Powszechny Zaklad Ubezpieczen SA	307,454	3,049,082
Santander Bank Polska SA	18,280	2,049,885
Tauron Polska Energia SA(6)	533,584	493,425
Text SA	9,732	144,251
Warsaw Stock Exchange	13,908	147,628
XTB SA(4)	29,603	479,636
		$ 39,889,413
Spain — 0.0%(7)
AmRest Holdings SE(6)	38,839	$ 202,719
		$ 202,719
United Kingdom — 0.0%(7)
Pepco Group NV(6)(8)	89,246	$ 381,944
		$ 381,944
United States — 0.0%(7)
Titan Cement International SA	44,160	$ 1,579,214
		$ 1,579,214
Security	Shares	Value
Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC(6)	488,725	$ 1,807,553
Coteccons Construction JSC(6)	100,000	265,059
Duc Giang Chemicals JSC	238,600	1,056,865
FPT Corp.	1,035,076	5,541,199
FPT Digital Retail JSC(6)	85,200	584,580
Gemadept Corp.	308,400	793,825
Hoa Phat Group JSC(6)	1,959,563	2,078,793
Khang Dien House Trading & Investment JSC(6)	179,300	236,865
KIDO Group Corp.	46,177	92,507
Masan Group Corp.(6)	167,040	505,130
Military Commercial Joint Stock Bank	1,438,000	1,518,203
Mobile World Investment Corp.	711,700	1,866,309
Nam Long Investment Corp.	293,000	459,878
Phat Dat Real Estate Development Corp.(6)	291,000	241,017
Phu Nhuan Jewelry JSC	315,066	1,260,315
Refrigeration Electrical Engineering Corp.	738,787	1,996,885
SSI Securities Corp.	336,825	352,833
Vietnam Dairy Products JSC	389,696	1,018,586
Vietnam Joint Stock Commercial Bank for Industry & Trade(6)	468,000	658,601
Vietnam Prosperity JSC Bank	900,000	726,976
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	3,103,556
Vingroup JSC(6)	513,852	843,410
		$ 27,008,945
Total Common Stocks (identified cost $201,648,147)		$ 242,138,995

Convertible Bonds — 0.0%(7)
Security	Principal Amount (000's omitted)		Value
China — 0.0%(7)
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(8)	USD	904	$ 99,491
Total Convertible Bonds (identified cost $805,831)			$ 99,491

Foreign Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	2,385	$ 208,986
Shimao Group Holdings Ltd., 5.60%, 7/15/26(8)(9)	USD	7,800	525,720
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(8)(10)	USD	769	134,495
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(8)(10)	USD	770	127,595

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(8)(10)	USD	1,545	$ 243,267
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(8)(10)	USD	2,322	359,979
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(8)(10)	USD	2,328	334,659
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(8)(10)	USD	1,096	150,731
Times China Holdings Ltd.:
5.55%, 6/4/24(8)(9)	USD	6,284	243,505
6.75%, 7/16/23(8)(9)	USD	4,471	173,251
			$ 2,502,188
Georgia — 1.2%
Bank of Georgia JSC:
9.50% to 7/16/29(4)(11)(12)	USD	480	$ 470,988
9.50% to 7/16/29(8)(11)(12)	USD	28,030	27,514,328
TBC Bank JSC, 10.25% to 7/30/29(8)(11)(12)	USD	11,120	11,041,773
			$ 39,027,089
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(12)	EUR	3,034	$ 3,521,464
			$ 3,521,464
Iceland — 0.0%
Wow Air Hf.:
0.00%(9)(11)(13)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(13)	EUR	5,500	0
			$ 0
Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	10,204,000	$ 20,757,460
			$ 20,757,460
Mexico — 0.0%(7)
Alpha Holding SA de CV:
9.00%, 2/10/25(8)(9)	USD	5,542	$ 69,279
10.00%, 12/19/22(8)(9)	USD	2,697	33,711
			$ 102,990
Moldova — 0.0%(7)
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	362	$ 360,842
			$ 360,842
Paraguay — 0.4%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 11,937,520
			$ 11,937,520
Security	Principal Amount (000's omitted)		Value
Saint Lucia — 0.0%(7)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	70	$ 70,543
			$ 70,543
Supranational — 0.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(8)	USD	8,700	$ 8,684,836
17.35%, 3/1/27(8)	USD	3,200	3,137,254
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	1,959,163
			$ 13,781,253
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	400,000	$ 2,171,418
			$ 2,171,418
Uzbekistan — 1.5%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(8)	UZS	228,330,000	$ 17,860,801
Jscb Agrobank, 9.25%, 10/2/29(8)	USD	27,531	28,100,859
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(8)	UZS	10,000,000	798,831
			$ 46,760,491
Venezuela — 0.7%
Petroleos de Venezuela SA:
5.375%, 4/12/27(8)(9)	USD	46,256	$ 4,596,950
5.50%, 4/12/37(8)(9)	USD	16,311	1,614,819
6.00%, 10/28/22(8)(9)	USD	12,417	993,348
6.00%, 5/16/24(8)(9)	USD	44,365	4,281,237
6.00%, 11/15/26(8)(9)	USD	20,745	2,022,659
8.50%, 10/27/20(8)(9)	USD	2,709	2,454,780
9.00%, 11/17/21(8)(9)	USD	19,680	2,021,708
9.75%, 5/17/35(8)(9)	USD	23,898	2,712,448
12.75%, 2/17/22(8)(9)	USD	13,058	1,467,455
			$ 22,165,404
Total Foreign Corporate Bonds (identified cost $194,383,905)			$ 163,158,662

Insurance Linked Securities — 1.8%
Security	Shares	Value
Reinsurance Side Cars — 0.9%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(4)(13)(14)(15)	326,007	$ 7,498
Series 2022A, 0.00%, 3/20/26(4)(13)(14)(15)	21,948	14,090
Series 2022B, 0.00%, 3/20/26(4)(13)(14)(15)	24,624	23,433
Series 2024A, 0.00%, 3/17/28(4)(13)(14)(15)	13,000,000	14,855,100
Mt. Logan Re Ltd., Series A-1(6)(13)(15)(16)	8,600	14,947,634
		$ 29,847,755

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Segregated Account/Funds — 0.9%
1863 Fund Ltd. - Core Nat Cat Fund(13)(15)	12,000	$ 12,502,800
PartnerRe ILS Fund SAC Ltd.(13)(15)(16)	13,000	14,660,100
		$ 27,162,900
Total Insurance Linked Securities (identified cost $46,843,723)		$ 57,010,655

Loan Participation Notes — 1.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(13)(17)	UZS	158,089,765	$ 12,433,450
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(8)(13)(17)	UZS	331,541,810	25,929,240
Total Loan Participation Notes (identified cost $41,188,527)			$ 38,362,690

Rights — 0.0%(7)
Security	Shares	Value
Vietnam — 0.0%(7)
Gemadept Corp., Exp. 11/26/24	308,400	$ 147,612
SSI Securities Corp., Exp. 11/7/24	280,688	12,880
Total Rights (identified cost $138,585)		$ 160,492

Senior Floating-Rate Loans — 0.9%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.4%
Provincia De Neuquen:
Term Loan, 4.658%, (SOFR), 11/28/27	$4,186	$ 4,227,537
Term Loan, 12.068%, (SOFR + 7.41%), 11/1/27	4,670	4,716,358
Term Loan, 12.719%, (SOFR + 7.41%), 11/1/27	3,971	4,010,751
		$ 12,954,646
Tanzania — 0.5%
Tanzania, Term Loan, 10.158%, (SOFR + 5.45%), 2/27/31	$16,200	$ 16,179,750
		$ 16,179,750
Total Senior Floating-Rate Loans (identified cost $29,241,053)		$ 29,134,396

Sovereign Government Bonds — 58.1%
Security	Principal Amount (000's omitted)		Value
Albania — 1.2%
Albanian Government Bonds:
4.30%, 7/10/27	ALL	704,900	$ 7,913,493
4.70%, 2/23/27	ALL	197,200	2,235,948
4.95%, 7/22/29	ALL	990,800	11,207,659
5.25%, 1/26/29	ALL	1,230,400	14,083,457
6.13%, 7/25/34	ALL	83,800	948,079
			$ 36,388,636
Angola — 2.9%
Angola Government International Bonds:
8.75%, 4/14/32(8)	USD	31,566	$ 28,685,603
9.125%, 11/26/49(8)	USD	43,627	36,592,146
9.375%, 5/8/48(8)	USD	32,137	27,513,048
			$ 92,790,797
Armenia — 1.8%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	$ 1,523,352
9.25%, 4/29/28	AMD	4,274,790	10,889,744
9.60%, 10/29/33	AMD	13,409,410	34,042,365
9.75%, 10/29/50	AMD	1,586,875	4,020,883
9.75%, 10/29/52	AMD	1,720,950	4,351,418
12.50%, 10/29/37	AMD	458,670	1,401,750
			$ 56,229,512
Bahamas — 0.7%
Bahamas Government International Bonds:
6.00%, 11/21/28(8)	USD	8,125	$ 7,733,375
6.95%, 11/20/29(8)	USD	2,359	2,255,204
8.95%, 10/15/32(8)	USD	10,767	11,072,882
			$ 21,061,461
Barbados — 0.3%
Barbados Government International Bonds, 6.50%, 10/1/29(8)	USD	10,199	$ 9,867,436
			$ 9,867,436
Benin — 2.8%
Benin Government International Bonds:
4.875%, 1/19/32(4)	EUR	184	$ 179,084
4.875%, 1/19/32(8)	EUR	23,792	23,156,290
4.95%, 1/22/35(8)	EUR	28,899	26,266,203
6.875%, 1/19/52(8)	EUR	38,976	35,416,674
7.96%, 2/13/38(8)	USD	4,920	4,852,042
			$ 89,870,293

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Cameroon — 3.6%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(3)(8)	EUR	49,423	$ 43,377,488
9.50%, 7/31/31(3)(8)	USD	73,252	70,344,445
			$ 113,721,933
Colombia — 0.2%
Titulos De Tesoreria B, 4.75%, 4/4/35	COP	30,787,050	$ 6,572,419
			$ 6,572,419
Dominican Republic — 4.0%
Dominican Republic Bonds:
8.00%, 1/15/27(8)	DOP	128,350	$ 2,030,433
8.00%, 2/12/27(8)	DOP	621,240	9,808,369
10.75%, 6/1/36(4)	DOP	1,921,150	33,952,249
11.25%, 9/15/35(4)	DOP	289,800	5,264,192
11.25%, 9/15/35(8)	DOP	116,200	2,110,763
12.00%, 8/8/25(4)	DOP	535,040	9,000,458
12.75%, 9/23/29(4)	DOP	1,010,500	18,716,293
13.00%, 6/10/34(8)	DOP	402,900	7,980,844
13.625%, 2/3/33(8)	DOP	45,000	901,936
13.625%, 2/3/33(4)	DOP	827,650	16,588,600
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	46,050	734,794
12.00%, 10/3/25(4)	DOP	379,500	6,403,446
13.00%, 12/5/25(4)	DOP	497,230	8,423,810
13.00%, 1/30/26(4)	DOP	342,670	5,835,941
			$ 127,752,128
Ecuador — 2.5%
Ecuador Government International Bonds:
0.00%, 7/31/30(3)(8)	USD	44,246	$ 24,273,408
5.00%, 7/31/40(8)	USD	296	127,058
5.00%, 7/31/40(8)	USD	2,242	961,731
5.00%, 7/31/40(8)	USD	3,486	1,495,375
6.90%, 7/31/30(3)(8)	USD	74,025	51,099,759
			$ 77,957,331
Egypt — 7.5%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	11,841,813	$ 237,515,675
			$ 237,515,675
El Salvador — 0.7%
El Salvador Government International Bonds:
7.65%, 6/15/35(8)	USD	2,483	$ 2,169,502
8.25%, 4/10/32(8)	USD	4,282	4,016,665
9.25%, 4/17/30(8)	USD	16,919	16,813,256
			$ 22,999,423
Security	Principal Amount (000's omitted)		Value
Ethiopia — 1.7%
Ethiopia International Bonds, 6.625%, 12/11/24(8)(9)	USD	70,497	$ 55,252,024
			$ 55,252,024
Georgia — 0.5%
Georgia Treasury Bonds:
8.00%, 7/13/34	GEL	7,428	$ 2,624,299
8.25%, 8/28/29	GEL	31,586	11,597,282
8.375%, 7/25/31	GEL	6,967	2,553,356
			$ 16,774,937
Ghana — 0.9%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	14,277	$ 614,431
13.00%, 8/28/28	GHS	14,277	552,880
Ghana Government International Bonds:
0.00%, 7/3/26(4)	USD	43	40,191
0.00%, 7/3/26(8)	USD	1,797	1,670,918
0.00%, 1/3/30(4)	USD	75	56,664
0.00%, 1/3/30(8)	USD	4,814	3,657,732
5.00% to 7/3/28, 7/3/29(4)(19)	USD	327	281,170
5.00% to 7/3/28, 7/3/29(8)(19)	USD	14,780	12,710,929
5.00% to 7/3/28, 7/3/35(4)(19)	USD	187	130,799
5.00% to 7/3/28, 7/3/35(8)(19)	USD	11,635	8,131,741
Republic of Ghana Government Bonds:
8.95%, (5.00% cash and 3.95% PIK), 2/11/31	GHS	571	17,896
9.25%, (5.00% cash and 4.25% PIK), 2/8/33	GHS	14,277	399,089
9.70%, (5.00% cash and 4.70% PIK), 2/5/36	GHS	14,277	373,606
			$ 28,638,046
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	744,029	$ 2,104,224
			$ 2,104,224
Iceland — 1.8%
Republic of Iceland:
4.50%, 2/17/42	ISK	5,322,180	$ 31,533,189
6.50%, 1/24/31	ISK	1,273,622	9,136,844
7.00%, 9/17/35	ISK	2,076,207	15,766,642
			$ 56,436,675
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(8)	USD	4,016	$ 4,099,211
			$ 4,099,211
Kazakhstan — 0.4%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,586,746	$ 2,580,667
5.50%, 9/20/28	KZT	84,294	139,234

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
10.55%, 7/28/29	KZT	4,438,057	$ 8,379,134
14.00%, 5/12/31	KZT	185,446	413,436
14.00%, 5/19/32	KZT	126,440	283,580
			$ 11,796,051
Montenegro — 0.6%
Montenegro Government International Bonds:
2.875%, 12/16/27(8)	EUR	4,040	$ 4,173,471
7.25%, 3/12/31(8)	USD	14,446	15,028,896
			$ 19,202,367
New Zealand — 3.2%
New Zealand Government Bonds:
2.75%, 4/15/37(3)(8)	NZD	56,500	$ 27,607,990
4.25%, 5/15/34(3)	NZD	95,188	55,909,650
5.00%, 5/15/54(3)	NZD	30,960	18,490,570
			$ 102,008,210
Paraguay — 0.9%
Paraguay Government Bonds:
7.90%, 2/9/31(4)	PYG	166,977,000	$ 21,529,594
7.90%, 2/9/31(8)	PYG	40,452,000	5,215,779
			$ 26,745,373
Peru — 1.1%
Peru Government Bonds:
6.90%, 8/12/37	PEN	59,404	$ 15,343,521
7.60%, 8/12/39(4)(8)	PEN	68,411	18,609,902
			$ 33,953,423
Poland — 2.0%
Republic of Poland Government Bonds, 2.00%, 8/25/36(20)	PLN	296,413	$ 64,363,277
			$ 64,363,277
Serbia — 4.4%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	4,306,760	$ 39,071,410
7.00%, 10/26/31	RSD	9,588,280	100,685,405
			$ 139,756,815
Sri Lanka — 2.4%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(8)(9)	USD	12,553	$ 7,668,751
6.20%, 5/11/27(8)(9)	USD	19,493	12,036,927
6.35%, 6/28/24(8)(9)	USD	9,075	5,556,740
6.75%, 4/18/28(8)(9)	USD	6,316	3,967,290
6.825%, 7/18/26(8)(9)	USD	41,217	25,554,540
6.85%, 3/14/24(8)(9)	USD	7,954	4,859,103
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
6.85%, 11/3/25(8)(9)	USD	23,779	$ 14,913,496
			$ 74,556,847
Suriname — 2.4%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(4)	USD	26,615	$ 27,147,300
0.00%, Oil-Linked, 12/31/50(8)	USD	2,133	2,175,660
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(4)	USD	44,759	42,633,394
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(8)	USD	3,314	3,156,585
			$ 75,112,939
Tajikistan — 0.0%(7)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(8)	USD	841	$ 822,700
			$ 822,700
Tunisia — 0.7%
Tunisian Republic:
3.50%, 2/3/33	JPY	800,000	$ 3,353,696
4.20%, 3/17/31	JPY	60,000	294,960
5.75%, 1/30/25(8)	USD	5,665	5,544,382
6.375%, 7/15/26(8)	EUR	12,874	12,988,599
			$ 22,181,637
Turkey — 2.4%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	152,264	$ 3,071,358
26.20%, 10/5/33	TRY	1,004,942	27,318,890
27.70%, 9/27/34	TRY	467,309	13,310,764
30.00%, 9/12/29	TRY	143,129	3,935,293
50.00% (TLREF), 9/6/28(5)	TRY	256,883	7,320,772
50.223% (TLREF), 6/16/27(5)	TRY	271,660	7,922,260
52.191% (TLREF), 5/17/28(5)	TRY	474,274	13,668,343
			$ 76,547,680
Ukraine — 1.8%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/34(8)(19)	USD	6,754	$ 2,545,853
0.00% to 2/1/27, 2/1/35(8)(19)	USD	8,105	3,973,405
0.00% to 2/1/27, 2/1/36(8)(19)	USD	18,574	9,022,143
0.00%, GDP-Linked, 8/1/41(8)(21)	USD	30,118	21,844,781
1.75% to 8/1/25, 2/1/29(8)(19)	USD	11,144	6,718,546
1.75% to 8/1/25, 2/1/34(8)(19)	USD	2,780	1,328,715
1.75% to 8/1/25, 2/1/35(8)(19)	USD	10,131	4,717,091
1.75% to 8/1/25, 2/1/36(8)(19)	USD	11,820	5,428,883
			$ 55,579,417

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uruguay — 0.3%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	389,773	$ 9,458,460
3.875%, 7/2/40(20)	UYU	40,831	1,048,978
			$ 10,507,438
Uzbekistan — 1.6%
National Bank of Uzbekistan, 19.875%, 7/5/27(8)	UZS	229,510,000	$ 18,189,386
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(8)	UZS	367,300,000	28,920,501
16.625%, 5/29/27(8)	UZS	60,000,000	4,654,729
			$ 51,764,616
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(8)(9)	USD	15,305	$ 1,889,830
7.00%, 3/31/38(8)(9)	USD	6,180	858,759
7.65%, 4/21/25(8)(9)	USD	11,928	1,667,209
7.75%, 10/13/19(8)(9)	USD	18,056	2,341,455
8.25%, 10/13/24(8)(9)	USD	18,649	2,596,147
9.00%, 5/7/23(8)(9)	USD	3,806	540,439
9.25%, 9/15/27(9)	USD	17,559	2,710,671
9.25%, 5/7/28(8)(9)	USD	19,252	2,875,372
9.375%, 1/13/34(9)	USD	1,557	265,834
11.75%, 10/21/26(8)(9)	USD	6,750	1,089,790
11.95%, 8/5/31(8)(9)	USD	7,231	1,135,648
12.75%, 8/23/22(8)(9)	USD	6,828	1,085,922
			$ 19,057,076
Total Sovereign Government Bonds (identified cost $1,806,389,277)			$1,839,988,027

Sovereign Loans — 3.4%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.9%
Commonwealth of the Bahamas, 10.512%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	26,830	$ 29,105,531
			$ 29,105,531
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 9.426%, (6 mo. EURIBOR + 5.75%), 1/6/28(22)	EUR	3,959	$ 4,363,354
			$ 4,363,354
Kenya — 0.1%
Government of Kenya, Term Loan, 12.142%, (6 mo. SOFR + 6.45%), 6/29/25(22)	USD	2,631	$ 2,667,371
			$ 2,667,371
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 2.3%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(22)	USD	71,026	$ 72,481,345
			$ 72,481,345
Total Sovereign Loans (identified cost $107,559,082)			$ 108,617,601

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(23)(24) Series 2018-3, Class A, 2.755%, 5/24/44(4)	$91,376	$ 5,239,479
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,567,495)		$ 5,239,479

Short-Term Investments — 20.7%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(25)	67,554,521	$ 67,554,521
Total Affiliated Fund (identified cost $67,554,521)		$ 67,554,521

Repurchase Agreements — 10.0%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 9/19/24 with an interest rate of 1.50%, collateralized by USD 7,730,000 Nigeria Government International Bonds, 9.248%, due 1/21/49 and a market value, including accrued interest, of $7,219,782(26)	USD	7,112	$ 7,111,600
Dated 9/19/24 with an interest rate of 4.40%, collateralized by USD 3,523,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $4,009,026(26)	USD	4,232	4,232,004
Dated 10/30/24 with an interest rate of 4.475%, collateralized by USD 19,482,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $12,614,872(26)	USD	12,566	12,565,890

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 10/30/24 with an interest rate of 4.50%, collateralized by USD 7,808,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $5,601,020(26)	USD	5,651	$ 5,651,040
Dated 10/28/24 with an interest rate of 4.55%, collateralized by USD 10,229,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $8,751,478(26)	USD	8,861	8,860,871
Dated 10/28/24 with an interest rate of 4.55%, collateralized by USD 18,194,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $13,051,352(26)	USD	13,213	13,213,392
Barclays Bank PLC:
Dated 9/17/24 with an interest rate of 2.10%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,200,881(26)	EUR	3,064	3,332,594
Dated 9/17/24 with an interest rate of 2.25%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,841,041(26)	EUR	1,778	1,933,475
Dated 9/17/24 with an interest rate of 2.60%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,136,802(26)	EUR	5,925	6,444,918
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $14,568,796(26)	USD	16,398	16,398,435
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $6,958,786(26)	USD	7,306	7,305,576
Dated 10/15/24 with an interest rate of 3.50%, collateralized by USD 3,863,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $4,123,485(26)	USD	4,360	4,360,361
Dated 10/15/24 with an interest rate of 4.50%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $6,675,181(26)	USD	7,061	7,060,546
Dated 10/18/24 with an interest rate of 4.40%, collateralized by USD 8,572,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $7,974,191(26)	USD	8,765	8,764,870
Dated 10/18/24 with an interest rate of 4.50%, collateralized by USD 11,590,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $11,057,419(26)	USD	11,653	11,652,779
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 10/21/24 with an interest rate of 4.40%, collateralized by USD 8,572,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $7,974,191(26)	USD	8,604	$ 8,604,145
Dated 10/22/24 with an interest rate of 4.00%, collateralized by USD 8,572,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $7,974,191(26)	USD	8,529	8,529,140
Dated 10/23/24 with an interest rate of 4.45%, collateralized by USD 15,608,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $14,979,755	USD	15,979	15,978,690
Dated 10/23/24 with an interest rate of 4.60%, collateralized by USD 8,006,000 Romania Government International Bonds, 7.125%, due 1/17/33 and a market value, including accrued interest, of $8,659,837(26)	USD	9,177	9,176,878
Dated 10/24/24 with an interest rate of 4.30%, collateralized by USD 7,396,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $7,098,300	USD	7,553	7,553,165
Dated 10/24/24 with an interest rate of 4.55%, collateralized by USD 15,608,000 Romania Government International Bonds, 5.75%, due 3/24/35 and a market value, including accrued interest, of $14,818,215(26)	USD	15,784	15,783,590
Dated 10/28/24 with an interest rate of 4.30%, collateralized by USD 6,244,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $5,992,670	USD	6,299	6,298,635
Dated 10/28/24 with an interest rate of 4.55%, collateralized by USD 7,804,000 Romania Government International Bonds, 6.375%, due 1/30/34 and a market value, including accrued interest, of $7,953,358(26)	USD	8,343	8,343,338
Nomura International PLC:
Dated 9/19/24 with an interest rate of 2.90%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,113,404(26)	USD	3,194	3,194,383
Dated 9/19/24 with an interest rate of 4.30%, collateralized by USD 15,511,000 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $8,467,929(26)	USD	7,907	7,907,120
Dated 9/19/24 with an interest rate of 4.35%, collateralized by USD 14,678,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $12,862,982(26)	USD	13,809	13,809,062
Dated 9/19/24 with an interest rate of 4.40%, collateralized by USD 5,050,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $4,817,944(26)	USD	5,403	5,403,349

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $8,248,038(26)	USD	8,835	$ 8,835,438
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,145,051(26)	USD	2,378	2,378,069
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 8,503,000 Nigeria Government International Bonds, 7.143%, due 2/23/30 and a market value, including accrued interest, of $7,800,906(26)	USD	8,176	8,175,507
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 3,633,000 Nigeria Government International Bonds, 7.696%, due 2/23/38 and a market value, including accrued interest, of $3,011,505(26)	USD	3,132	3,131,828
Dated 9/19/24 with an interest rate of 4.50%, collateralized by USD 20,370,000 Nigeria Government International Bonds, 7.375%, due 9/28/33 and a market value, including accrued interest, of $17,400,648(26)	USD	18,860	18,860,379
Dated 9/19/24 with an interest rate of 4.50%, collateralized by USD 5,080,000 Nigeria Government International Bonds, 8.25%, due 9/28/51 and a market value, including accrued interest, of $4,105,821(26)	USD	4,471	4,470,959
Dated 9/19/24 with an interest rate of 4.55%, collateralized by USD 4,619,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,047,834(26)	USD	4,346	4,345,555
Dated 10/8/24 with an interest rate of 4.30%, collateralized by USD 11,633,000 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $6,350,810(26)	USD	6,535	6,534,838
Dated 10/24/24 with an interest rate of 3.75%, collateralized by USD 14,051,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $14,121,489(26)	USD	14,969	14,968,804
Dated 10/29/24 with an interest rate of 4.55%, collateralized by USD 3,896,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $2,522,715(26)	USD	2,634	2,633,657
Dated 10/29/24 with an interest rate of 4.55%, collateralized by USD 3,897,000 Panama Government International Bonds, 4.50%, due 5/15/47 and a market value, including accrued interest, of $2,777,195(26)	USD	2,902	2,901,940
Dated 10/29/24 with an interest rate of 4.55%, collateralized by USD 5,455,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $5,074,570(26)	USD	5,310	5,309,624
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 10/30/24 with an interest rate of 4.50%, collateralized by USD 4,685,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $4,008,278(26)	USD	4,239	$ 4,238,918
Total Repurchase Agreements (identified cost $316,511,596)			$ 316,255,362

Sovereign Government Securities — 4.9%
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 0.8%
National Bank of Kazakhstan Notes, 0.00%, 11/13/24	KZT	12,367,421	$ 25,377,785
			$ 25,377,785
Nigeria — 4.0%
Nigeria OMO Bills:
0.00%, 1/28/25	NGN	2,429,768	$ 1,354,986
0.00%, 2/25/25	NGN	4,055,290	2,214,301
0.00%, 4/1/25	NGN	11,309,876	6,126,169
0.00%, 5/20/25	NGN	26,798,506	13,747,259
0.00%, 5/27/25	NGN	23,718,773	12,104,773
0.00%, 6/10/25	NGN	1,562,150	788,457
0.00%, 6/17/25	NGN	18,134,197	9,113,045
0.00%, 8/19/25	NGN	5,735,526	2,753,318
0.00%, 9/30/25	NGN	41,503,763	19,332,808
0.00%, 10/7/25	NGN	45,105,848	22,012,174
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	5,006,921	2,773,383
0.00%, 2/20/25	NGN	21,273,936	11,659,953
0.00%, 3/6/25	NGN	9,930,998	5,386,080
0.00%, 3/27/25	NGN	18,711,919	9,990,421
0.00%, 4/10/25	NGN	10,727,049	5,667,983
			$ 125,025,110
Pakistan — 0.1%
Pakistan Treasury Bills, 0.00%, 11/14/24	PKR	1,079,900	$ 3,860,910
			$ 3,860,910
Total Sovereign Government Securities (identified cost $169,456,725)			$ 154,263,805

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$16,752	$ 16,739,007
0.00%, 11/14/24(27)	58,675	58,576,867
0.00%, 11/21/24(27)	18,027	17,980,859
0.00%, 12/12/24(27)	23,546	23,423,211
Total U.S. Treasury Obligations (identified cost $116,717,459)		$ 116,719,944
Total Short-Term Investments (identified cost $670,240,301)		$ 654,793,632

Total Purchased Options and Swaptions — 0.2% (identified cost $8,628,422)	$ 5,444,571
Total Investments — 103.6% (identified cost $3,272,452,649)	$3,283,377,955
Total Written Options — (0.0)%(7) (premiums received $274,393)	$ (288,843)
Securities Sold Short — (20.4)%
Common Stocks — (1.8)%
Security	Shares	Value
Australia — (0.1)%
EBOS Group Ltd.	(39,953)	$ (871,118)
		$ (871,118)
New Zealand — (1.7)%
a2 Milk Co. Ltd.(6)	(685,400)	$ (2,592,634)
Air New Zealand Ltd.	(2,350,258)	(724,244)
Auckland International Airport Ltd.	(1,489,624)	(6,500,030)
Chorus Ltd.	(465,256)	(2,433,561)
Contact Energy Ltd.	(968,162)	(4,971,699)
Fisher & Paykel Healthcare Corp. Ltd.	(394,070)	(8,445,352)
Fletcher Building Ltd.(6)	(1,144,302)	(2,034,736)
Freightways Group Ltd.	(91,944)	(576,407)
Goodman Property Trust	(1,133,751)	(1,429,134)
Infratil Ltd.	(645,803)	(4,848,347)
Kiwi Property Group Ltd.	(1,285,972)	(718,329)
Mainfreight Ltd.	(68,660)	(2,942,017)
Mercury NZ Ltd.	(848,934)	(3,341,476)
Meridian Energy Ltd.	(1,537,096)	(5,458,796)
Precinct Properties New Zealand Ltd.	(1,353,345)	(1,019,201)
Ryman Healthcare Ltd.(6)	(664,025)	(1,965,788)
Security	Shares	Value
New Zealand (continued)
SKYCITY Entertainment Group Ltd.	(723,224)	$ (592,094)
Spark New Zealand Ltd.	(2,379,074)	(4,127,661)
		$ (54,721,506)
Total Common Stocks (proceeds $57,454,847)		$ (55,592,624)
Exchange-Traded Funds — (10.0)%
Security	Shares	Value
United States — (10.0)%
iShares iBoxx $ Investment Grade Corporate Bond ETF	(1,758,152)	$ (191,620,986)
iShares JPMorgan USD Emerging Markets Bond ETF	(1,384,839)	(125,909,562)
Total Exchange-Traded Funds (proceeds $318,539,543)		$ (317,530,548)
Sovereign Government Bonds — (8.6)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(8)	USD	(8,028)	$ (6,743,865)
			$ (6,743,865)
Azerbaijan — (0.5)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(8)	USD	(19,297)	$ (16,798,251)
			$ (16,798,251)
Bahrain — (1.5)%
Bahrain Government International Bonds:
5.625%, 5/18/34(8)	USD	(16,640)	$ (15,451,563)
6.00%, 9/19/44(8)	USD	(7,136)	(6,114,678)
7.50%, 2/12/36(8)	USD	(10,663)	(11,206,520)
7.50%, 9/20/47(8)	USD	(14,051)	(14,001,470)
			$ (46,774,231)
Kazakhstan — (0.7)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(8)	USD	(15,452)	$ (14,533,224)
6.50%, 7/21/45(8)	USD	(5,408)	(6,056,433)
			$ (20,589,657)
Nigeria — (1.2)%
Nigeria Government International Bonds:
7.143%, 2/23/30(8)	USD	(8,503)	$ (7,686,181)
7.375%, 9/28/33(8)	USD	(20,370)	(17,262,938)
7.696%, 2/23/38(8)	USD	(3,633)	(2,958,692)
8.25%, 9/28/51(8)	USD	(5,080)	(4,067,404)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Government International Bonds: (continued)
9.248%, 1/21/49(8)	USD	(7,730)	$ (7,021,207)
			$ (38,996,422)
Panama — (1.5)%
Panama Government International Bonds:
4.50%, 5/15/47	USD	(3,897)	$ (2,696,333)
4.50%, 4/1/56	USD	(23,378)	(15,049,920)
6.853%, 3/28/54	USD	(31,171)	(28,801,330)
			$ (46,547,583)
Poland — (0.4)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(8)	EUR	(10,844)	$ (11,014,010)
2.75%, 5/25/32(8)	EUR	(3,000)	(3,161,544)
			$ (14,175,554)
Romania — (1.6)%
Romania Government International Bonds:
5.75%, 3/24/35(8)	USD	(15,608)	$ (14,725,976)
6.125%, 1/22/44(8)	USD	(21,850)	(20,602,469)
6.375%, 1/30/34(8)	USD	(7,804)	(7,827,599)
7.125%, 1/17/33(8)	USD	(8,006)	(8,495,047)
			$ (51,651,091)
Senegal — (1.0)%
Senegal Government International Bonds:
6.25%, 5/23/33(8)	USD	(14,914)	$ (12,350,657)
6.75%, 3/13/48(8)	USD	(26,002)	(18,418,354)
			$ (30,769,011)
Total Sovereign Government Bonds (proceeds $270,065,324)			$ (273,045,665)
Total Securities Sold Short (proceeds $646,059,714)			$ (646,168,837)

Other Assets, Less Liabilities — 16.8%	$ 532,768,770
Net Assets — 100.0%	$3,169,689,045
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2024.
(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $305,686,747 or 9.6% of the Portfolio's net assets.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2024.
(6)	Non-income producing security.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $768,413,326 or 24.2% of the Portfolio's net assets.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security (see Note 5).
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

(19)	Step coupon security. Interest rate represents the rate in effect at October 31, 2024.
(20)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(21)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(22)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(23)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(24)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2024 of all interest only securities comprising the trust.
(25)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2024.
(26)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put EUR vs. Call USD	Bank of America, N.A.	EUR	123,810,000	USD	1.07	11/21/24	$ 345,036
Put EUR vs. Call USD	BNP Paribas	EUR	150,100,000	USD	1.07	11/21/24	418,301
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	281,222
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	150,280
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	145,728
Total							$1,340,567
Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 11/21/26 to pay SAIBOR and receive 4.41%	JPMorgan Chase Bank, N.A.	SAR	598,724,000	11/19/24	$ 94
Option to enter into interest rate swap expiring 11/25/26 to pay SAIBOR and receive 4.30%	JPMorgan Chase Bank, N.A.	SAR	399,149,000	11/21/24	10
Total					$104
(1)	Amount is less than 0.05%.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 04/2025	503	$36,799,480	$60.00	2/25/25	$ 563,360
ICE Brent Crude Oil Futures 04/2025	310	22,679,600	70.00	2/25/25	1,215,200
ICE Brent Crude Oil Futures 05/2025	1,161	84,938,760	50.00	3/26/25	510,840
ICE Brent Crude Oil Futures 05/2025	580	42,432,800	55.00	3/26/25	481,400
ICE Brent Crude Oil Futures 05/2025	387	28,312,920	60.00	3/26/25	595,980
ICE Brent Crude Oil Futures 05/2025	271	19,826,360	65.00	3/26/25	737,120
Total					$4,103,900
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Citibank, N.A.	USD	3,290,000	CNH	7.30	11/21/24	$ (5,290)
Call USD vs. Put CNH	Deutsche Bank AG	USD	59,680,000	CNH	7.30	11/21/24	(95,966)
Put USD vs. Call CNH	Citibank, N.A.	USD	3,290,000	CNH	6.98	11/21/24	(9,801)
Put USD vs. Call CNH	Deutsche Bank AG	USD	59,680,000	CNH	6.98	11/21/24	(177,786)
Total							$(288,843)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	23,377,000	USD	4,177,971	12/3/24	$ (148,374)
USD	4,146,615	BRL	23,377,000	12/3/24	117,019
CLP	249,000,000	USD	264,808	12/18/24	(5,897)
CLP	498,000,000	USD	528,331	12/18/24	(10,509)
CLP	1,244,000,000	USD	1,317,420	12/18/24	(23,904)
CLP	739,000,000	USD	799,957	12/18/24	(31,542)
CLP	4,097,000,000	USD	4,358,511	12/18/24	(98,435)
CLP	5,099,000,000	USD	5,405,778	12/18/24	(103,819)
CLP	3,533,000,000	USD	3,815,335	12/18/24	(141,708)
CLP	11,424,000,000	USD	12,129,578	12/18/24	(250,860)
CLP	7,388,000,000	USD	8,002,600	12/18/24	(320,530)
CLP	33,583,000,000	USD	35,639,771	12/18/24	(720,044)
COP	9,090,000,000	USD	2,136,809	12/18/24	(94,669)
COP	43,577,160,000	USD	10,322,550	12/18/24	(532,597)
EUR	1,339,697	USD	1,484,795	12/18/24	(24,816)
EUR	2,140,000	USD	2,371,776	12/18/24	(39,640)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,009,826	USD	2,231,671	12/18/24	$ (41,396)
EUR	2,360,271	USD	2,615,903	12/18/24	(43,720)
EUR	2,256,568	USD	2,505,648	12/18/24	(46,478)
EUR	3,087,961	USD	3,422,407	12/18/24	(57,199)
EUR	4,829,396	USD	5,353,651	12/18/24	(90,657)
EUR	5,714,237	USD	6,333,126	12/18/24	(105,847)
EUR	5,860,367	USD	6,495,083	12/18/24	(108,553)
EUR	9,741,231	USD	10,816,468	12/18/24	(200,638)
EUR	11,774,519	USD	13,052,702	12/18/24	(221,029)
EUR	11,200,976	USD	12,437,340	12/18/24	(230,704)
EUR	28,940,103	USD	32,134,511	12/18/24	(596,074)
EUR	37,091,539	USD	41,185,704	12/18/24	(763,967)
IDR	7,586,523,636	USD	501,350	12/18/24	(19,125)
IDR	137,428,175,711	USD	9,059,207	12/18/24	(323,810)
IDR	155,720,000,000	USD	10,236,655	12/18/24	(338,569)
IDR	170,893,000,000	USD	11,268,909	12/18/24	(406,375)
IDR	163,000,000,000	USD	10,774,722	12/18/24	(413,894)
INR	1,977,000,000	USD	23,451,957	12/18/24	20,666
INR	1,977,000,000	USD	23,453,070	12/18/24	19,553
INR	2,369,100,000	USD	28,111,540	12/18/24	16,427
INR	1,432,000,000	USD	16,987,959	12/18/24	13,961
INR	1,260,730,000	USD	15,019,419	12/18/24	(50,961)
INR	1,358,000,000	USD	16,181,114	12/18/24	(57,785)
KRW	8,133,000,000	USD	6,081,157	12/18/24	(155,673)
KRW	14,497,000,000	USD	10,874,898	12/18/24	(312,775)
KRW	14,498,000,000	USD	10,880,836	12/18/24	(317,985)
KRW	19,716,000,000	USD	14,775,180	12/18/24	(410,635)
KRW	21,442,000,000	USD	16,040,996	12/18/24	(418,934)
KRW	42,557,309,456	USD	31,944,800	12/18/24	(938,693)
KRW	26,741,670,000	USD	20,503,170	12/18/24	(1,019,912)
PEN	82,600,000	USD	21,647,971	12/18/24	231,175
PEN	6,958,000	USD	1,840,789	12/18/24	2,251
PEN	7,132,000	USD	1,888,671	12/18/24	458
PEN	72,522,000	USD	19,230,484	12/18/24	(20,805)
PEN	193,500,000	USD	51,297,686	12/18/24	(43,269)
PEN	65,307,000	USD	17,344,435	12/18/24	(45,870)
PHP	1,406,100,000	USD	24,132,841	12/18/24	(12,096)
TWD	731,000,000	USD	22,976,583	12/18/24	15,318
TWD	341,000,000	USD	10,719,638	12/18/24	5,723
TWD	220,000,000	USD	6,914,977	12/18/24	4,610
TWD	103,000,000	USD	3,237,896	12/18/24	1,729
TWD	60,000,000	USD	1,888,188	12/18/24	(1,028)
TWD	120,000,000	USD	3,777,624	12/18/24	(3,303)
TWD	232,400,000	USD	7,315,883	12/18/24	(6,283)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	57,000,000	USD	1,800,379	12/18/24	$ (7,577)
TWD	80,000,000	USD	2,525,253	12/18/24	(9,039)
TWD	396,000,000	USD	12,466,159	12/18/24	(10,901)
TWD	80,000,000	USD	2,529,484	12/18/24	(13,271)
TWD	219,000,000	USD	6,903,944	12/18/24	(15,809)
TWD	770,215,000	USD	24,246,140	12/18/24	(20,821)
TWD	189,000,000	USD	5,969,678	12/18/24	(25,123)
TWD	264,000,000	USD	8,333,333	12/18/24	(29,828)
TWD	264,000,000	USD	8,347,298	12/18/24	(43,793)
TWD	726,000,000	USD	22,887,046	12/18/24	(52,408)
USD	25,160,048	COP	106,214,399,104	12/18/24	1,298,145
USD	13,746,180	COP	58,246,000,000	12/18/24	660,757
USD	143,439,140	EUR	129,421,905	12/18/24	2,397,323
USD	79,509,925	EUR	71,740,015	12/18/24	1,328,863
USD	60,425,989	EUR	54,521,009	12/18/24	1,009,910
USD	56,774,474	EUR	51,226,329	12/18/24	948,882
USD	48,405,369	EUR	43,675,074	12/18/24	809,007
USD	43,099,846	EUR	38,815,402	12/18/24	799,473
USD	46,364,223	EUR	41,833,394	12/18/24	774,893
USD	37,041,944	EUR	33,422,111	12/18/24	619,088
USD	29,791,495	EUR	26,830,000	12/18/24	552,612
USD	22,024,570	EUR	19,872,274	12/18/24	368,100
USD	19,312,977	EUR	17,393,124	12/18/24	358,243
USD	17,194,508	EUR	15,514,217	12/18/24	287,375
USD	16,617,911	EUR	14,993,967	12/18/24	277,738
USD	14,135,730	EUR	12,751,492	12/18/24	239,369
USD	11,516,861	EUR	10,372,000	12/18/24	213,630
USD	10,941,220	EUR	9,872,016	12/18/24	182,863
USD	10,815,963	EUR	9,759,000	12/18/24	180,769
USD	10,415,058	EUR	9,397,272	12/18/24	174,069
USD	9,559,843	EUR	8,625,631	12/18/24	159,775
USD	8,609,887	EUR	7,754,000	12/18/24	159,708
USD	8,150,189	EUR	7,340,000	12/18/24	151,181
USD	6,507,234	EUR	5,860,367	12/18/24	120,705
USD	7,133,680	EUR	6,436,558	12/18/24	119,226
USD	6,095,686	EUR	5,500,000	12/18/24	101,878
USD	3,748,293	EUR	3,382,000	12/18/24	62,646
USD	3,304,491	EUR	2,976,000	12/18/24	61,296
USD	2,959,965	EUR	2,670,710	12/18/24	49,470
USD	2,916,313	EUR	2,631,323	12/18/24	48,741
USD	2,645,523	EUR	2,386,996	12/18/24	44,215
USD	2,376,213	EUR	2,140,000	12/18/24	44,077
USD	2,227,503	EUR	2,009,826	12/18/24	37,229
USD	1,895,131	EUR	1,709,934	12/18/24	31,674

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	386,250	EUR	348,505	12/18/24	$ 6,455
USD	368,124	EUR	332,150	12/18/24	6,153
USD	213,708	EUR	192,824	12/18/24	3,572
USD	212,220	EUR	191,481	12/18/24	3,547
USD	14,136,544	IDR	218,534,000,000	12/18/24	245,788
USD	8,586,344	IDR	132,732,000,000	12/18/24	149,452
USD	5,573,749	IDR	86,157,175,711	12/18/24	97,309
USD	4,904,826	IDR	75,847,000,000	12/18/24	83,735
USD	4,904,280	IDR	75,847,000,000	12/18/24	83,190
USD	2,452,961	IDR	37,924,000,000	12/18/24	42,384
USD	171,035	IDR	2,644,000,000	12/18/24	2,974
USD	103,891	IDR	1,606,000,000	12/18/24	1,808
USD	67,444	IDR	1,042,523,636	12/18/24	1,177
USD	59,365	IDR	918,000,000	12/18/24	1,013
USD	59,293	IDR	917,000,000	12/18/24	1,006
USD	29,689	IDR	459,000,000	12/18/24	513
USD	13,210,167	KRW	17,590,000,000	12/18/24	394,568
USD	17,006,809	KRW	22,842,000,000	12/18/24	364,745
USD	14,451,263	KRW	19,429,000,000	12/18/24	295,818
USD	12,702,099	KRW	17,064,000,000	12/18/24	269,729
USD	12,697,645	KRW	17,065,000,000	12/18/24	264,547
USD	11,972,432	KRW	16,088,309,456	12/18/24	250,924
USD	8,008,183	KRW	10,765,000,000	12/18/24	165,095
USD	263,985	PEN	1,000,000	12/18/24	(896)
USD	7,516,307	PEN	28,462,000	12/18/24	(22,728)
USD	34,008,370	PEN	128,805,000	12/18/24	(109,590)
USD	48,839,124	PEN	186,350,563	12/18/24	(521,545)
USD	66,831,704	PEN	256,333,000	12/18/24	(1,065,963)
USD	36,502,349	PHP	2,043,000,000	12/18/24	1,455,992
USD	36,996,611	PHP	2,074,400,000	12/18/24	1,411,607
USD	37,896,509	PHP	2,138,500,000	12/18/24	1,211,911
USD	14,327,226	PHP	802,435,000	12/18/24	561,968
USD	13,092,072	PHP	735,565,000	12/18/24	473,926
USD	14,212,802	PHP	802,000,000	12/18/24	455,006
USD	5,063,029	PHP	283,056,727	12/18/24	207,372
USD	4,388,904	PHP	244,878,000	12/18/24	188,178
USD	10,346,512	PHP	593,000,000	12/18/24	173,977
USD	9,683,498	PHP	555,000,000	12/18/24	162,828
USD	8,878,888	PHP	509,000,000	12/18/24	147,319
USD	3,740,325	PHP	210,700,000	12/18/24	125,902
USD	7,171,507	PHP	410,880,000	12/18/24	123,123
USD	2,165,584	PHP	120,050,686	12/18/24	106,192
USD	959,788	PHP	53,455,000	12/18/24	42,802
USD	10,109,615	TWD	322,800,000	12/18/24	(43,307)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	7,340,768	TWD	235,000,000	12/18/24	$ (50,610)
USD	8,274,682	TWD	265,000,000	12/18/24	(60,276)
USD	16,019,417	TWD	511,500,000	12/18/24	(68,623)
USD	10,379,683	TWD	332,400,000	12/18/24	(75,185)
USD	10,580,524	TWD	339,000,000	12/18/24	(81,931)
					$12,004,815
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	18,883,000	USD	4,306,959	Barclays Bank PLC	11/4/24	$ 5,213	$ —
MYR	18,883,000	USD	4,306,959	Barclays Bank PLC	11/4/24	5,213	—
MYR	12,933,000	USD	2,949,844	Barclays Bank PLC	11/4/24	3,570	—
MYR	22,767,000	USD	4,966,081	Goldman Sachs International	11/4/24	233,051	—
MYR	13,000,000	USD	2,965,126	Goldman Sachs International	11/4/24	3,589	—
MYR	65,675,000	USD	14,330,133	State Street Bank and Trust Company	11/4/24	667,583	—
USD	4,543,551	MYR	18,883,000	Barclays Bank PLC	11/4/24	231,380	—
USD	4,538,092	MYR	18,883,000	Barclays Bank PLC	11/4/24	225,920	—
USD	2,963,633	MYR	12,933,000	Barclays Bank PLC	11/4/24	10,219	—
USD	2,976,531	MYR	13,000,000	Goldman Sachs International	11/4/24	7,817	—
USD	5,192,847	MYR	22,767,000	Goldman Sachs International	11/4/24	—	(6,285)
USD	5,945,693	MYR	24,743,000	State Street Bank and Trust Company	11/4/24	295,316	—
TRY	159,960,000	USD	4,047,347	Standard Chartered Bank	11/6/24	613,020	—
USD	4,312,718	TRY	159,960,000	Standard Chartered Bank	11/6/24	—	(347,649)
EUR	3,475,685	USD	3,759,817	Citibank, N.A.	11/8/24	21,506	—
EUR	61,885	USD	67,188	HSBC Bank USA, N.A.	11/8/24	140	—
EUR	8,856,125	USD	9,577,300	JPMorgan Chase Bank, N.A.	11/8/24	57,595	—
EUR	1,675,435	USD	1,852,438	JPMorgan Chase Bank, N.A.	11/8/24	—	(29,673)
EUR	2,235,207	USD	2,471,349	JPMorgan Chase Bank, N.A.	11/8/24	—	(39,587)
EUR	236,110	USD	255,794	Standard Chartered Bank	11/8/24	1,079	—
EUR	1,196,898	USD	1,308,232	Standard Chartered Bank	11/8/24	—	(6,084)
EUR	696,756	USD	751,255	UBS AG	11/8/24	6,770	—
EUR	371,936	USD	403,926	UBS AG	11/8/24	716	—
EUR	1,284,996	USD	1,397,332	UBS AG	11/8/24	662	—
EUR	76,838	USD	83,099	UBS AG	11/8/24	496	—
EUR	2,137,625	USD	2,348,503	UBS AG	11/8/24	—	(22,905)
KZT	4,052,129,609	USD	8,290,802	ICBC Standard Bank plc	11/8/24	4,073	—
TRY	1,364,284,000	USD	34,610,962	Standard Chartered Bank	11/8/24	5,069,283	—
TRY	1,336,903,741	USD	34,005,200	Standard Chartered Bank	11/8/24	4,878,689	—
TRY	537,539,755	USD	13,940,458	Standard Chartered Bank	11/8/24	1,693,904	—
TRY	420,017,909	USD	10,769,776	Standard Chartered Bank	11/8/24	1,446,459	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	420,017,909	USD	10,769,776	Standard Chartered Bank	11/8/24	$ 1,446,459	$ —
USD	33,945	EUR	31,308	BNP Paribas	11/8/24	—	(116)
USD	1,427,146	EUR	1,316,982	BNP Paribas	11/8/24	—	(5,647)
USD	1,817,732	EUR	1,680,361	BNP Paribas	11/8/24	—	(10,392)
USD	40,698,689	EUR	37,589,112	BNP Paribas	11/8/24	—	(195,853)
USD	44,191,399	EUR	40,821,776	BNP Paribas	11/8/24	—	(220,074)
USD	10,267,017	EUR	9,486,269	Goldman Sachs International	11/8/24	—	(53,435)
USD	3,396,137	EUR	3,071,631	JPMorgan Chase Bank, N.A.	11/8/24	54,400	—
USD	1,549,108	EUR	1,401,088	JPMorgan Chase Bank, N.A.	11/8/24	24,814	—
USD	3,874,388	EUR	3,591,112	JPMorgan Chase Bank, N.A.	11/8/24	—	(32,511)
USD	40,699,735	EUR	37,589,112	JPMorgan Chase Bank, N.A.	11/8/24	—	(194,807)
USD	2,768,467	EUR	2,498,331	Standard Chartered Bank	11/8/24	50,443	—
USD	10,046,999	EUR	9,282,971	Standard Chartered Bank	11/8/24	—	(52,277)
USD	1,924,835	EUR	1,769,908	State Street Bank and Trust Company	11/8/24	—	(712)
USD	7,316,809	EUR	6,615,781	UBS AG	11/8/24	119,264	—
USD	1,933,402	EUR	1,780,361	UBS AG	11/8/24	—	(3,516)
USD	1,913,464	EUR	1,769,918	UBS AG	11/8/24	—	(12,094)
USD	3,623,023	LKR	1,111,000,000	Standard Chartered Bank	11/8/24	—	(168,204)
USD	5,952,146	TRY	230,454,073	Standard Chartered Bank	11/8/24	—	(750,618)
USD	9,118,632	TRY	340,857,174	Standard Chartered Bank	11/8/24	—	(795,211)
USD	13,320,797	TRY	497,264,009	Standard Chartered Bank	11/8/24	—	(1,142,143)
USD	9,319,733	TRY	360,024,180	Standard Chartered Bank	11/8/24	—	(1,151,582)
USD	19,725,353	TRY	729,252,132	Standard Chartered Bank	11/8/24	—	(1,484,969)
USD	12,426,311	TRY	479,522,756	Standard Chartered Bank	11/8/24	—	(1,520,624)
USD	15,532,887	TRY	599,853,826	Standard Chartered Bank	11/8/24	—	(1,913,881)
USD	21,746,045	TRY	841,535,164	Standard Chartered Bank	11/8/24	—	(2,730,033)
KZT	2,574,327,000	USD	5,224,408	JPMorgan Chase Bank, N.A.	11/12/24	40,373	—
KZT	1,716,219,000	USD	3,482,941	JPMorgan Chase Bank, N.A.	11/12/24	26,915	—
KZT	2,714,934,762	USD	5,545,776	JPMorgan Chase Bank, N.A.	11/12/24	6,563	—
KZT	4,257,892,000	USD	8,707,346	JPMorgan Chase Bank, N.A.	11/12/24	510	—
KZT	130,387,537	USD	266,342	JPMorgan Chase Bank, N.A.	11/12/24	315	—
KZT	1,111,042,061	USD	2,302,678	JPMorgan Chase Bank, N.A.	11/12/24	—	(30,475)
KZT	4,231,770,000	USD	8,707,346	JPMorgan Chase Bank, N.A.	11/12/24	—	(52,912)
KZT	4,244,168,525	USD	8,750,863	JPMorgan Chase Bank, N.A.	11/12/24	—	(71,073)
UZS	66,799,282,000	USD	4,916,411	ICBC Standard Bank plc	11/15/24	299,736	—
EGP	200,000,000	USD	3,910,068	Citibank, N.A.	11/18/24	148,648	—
ISK	1,249,117,624	EUR	8,077,062	Citibank, N.A.	11/18/24	320,333	—
ISK	1,171,600,620	EUR	7,602,366	Citibank, N.A.	11/18/24	271,562	—
KZT	751,023,058	USD	1,550,899	ICBC Standard Bank plc	11/18/24	—	(16,907)
KZT	3,493,499,000	USD	7,187,530	Citibank, N.A.	11/25/24	—	(62,390)
EGP	75,991,538	USD	1,468,436	HSBC Bank USA, N.A.	11/27/24	67,161	—
USD	32,083,625	OMR	12,352,757	Standard Chartered Bank	11/27/24	—	(3,409)
USD	31,656,966	OMR	12,188,793	Standard Chartered Bank	11/27/24	—	(4,162)
USD	940,538	ZMW	26,241,000	Citibank, N.A.	11/29/24	—	(37,584)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	26,241,000	USD	1,017,101	Standard Chartered Bank	11/29/24	$ —	$ (38,979)
CZK	677,100,000	EUR	26,946,508	BNP Paribas	12/5/24	—	(242,945)
EUR	13,496,641	CZK	338,252,409	BNP Paribas	12/5/24	159,736	—
EUR	13,514,786	CZK	338,847,591	Standard Chartered Bank	12/5/24	153,915	—
EUR	27,103,645	PLN	117,120,000	Barclays Bank PLC	12/5/24	286,483	—
PLN	106,000,000	EUR	24,599,138	BNP Paribas	12/5/24	—	(334,278)
PLN	11,120,000	EUR	2,584,830	Citibank, N.A.	12/5/24	—	(39,687)
SEK	132,327,575	EUR	11,680,891	HSBC Bank USA, N.A.	12/5/24	—	(282,942)
SEK	137,234,425	EUR	12,113,506	HSBC Bank USA, N.A.	12/5/24	—	(292,862)
SEK	46,214,000	EUR	4,069,499	Societe Generale	12/5/24	—	(88,001)
VND	49,296,300,000	USD	1,977,389	Deutsche Bank AG	12/5/24	—	(26,514)
USD	13,644,426	HKD	106,000,000	BNP Paribas	12/9/24	—	(70)
USD	37,448,989	HKD	290,900,000	Deutsche Bank AG	12/9/24	3,856	—
UYU	253,371,000	USD	6,136,377	Citibank, N.A.	12/9/24	—	(44,485)
VND	38,422,000,000	USD	1,550,525	JPMorgan Chase Bank, N.A.	12/9/24	—	(29,930)
UYU	102,475,000	USD	2,454,491	Citibank, N.A.	12/10/24	9,039	—
VND	97,682,000,000	USD	3,961,152	Deutsche Bank AG	12/12/24	—	(95,153)
TRY	810,105,292	USD	20,812,120	Standard Chartered Bank	12/16/24	1,837,864	—
USD	21,172,412	TRY	810,105,292	Standard Chartered Bank	12/16/24	—	(1,477,572)
AUD	7,130,000	USD	4,692,995	Australia and New Zealand Banking Group Limited	12/18/24	1,275	—
AUD	93,725,670	USD	62,468,140	HSBC Bank USA, N.A.	12/18/24	—	(760,774)
AUD	43,000,000	USD	28,645,181	UBS AG	12/18/24	—	(334,722)
CAD	1,219,000	USD	902,290	Bank of America, N.A.	12/18/24	—	(25,410)
CAD	4,163,000	USD	3,101,035	BNP Paribas	12/18/24	—	(106,406)
CAD	5,828,000	USD	4,336,131	BNP Paribas	12/18/24	—	(143,795)
CAD	5,578,000	USD	4,157,068	BNP Paribas	12/18/24	—	(144,567)
CAD	7,493,000	USD	5,580,503	BNP Paribas	12/18/24	—	(190,458)
CAD	8,818,000	USD	6,565,675	BNP Paribas	12/18/24	—	(222,499)
CAD	13,888,000	USD	10,345,225	BNP Paribas	12/18/24	—	(354,975)
CAD	19,445,000	USD	14,467,412	BNP Paribas	12/18/24	—	(479,767)
CAD	18,612,000	USD	13,870,805	BNP Paribas	12/18/24	—	(482,374)
CAD	25,001,000	USD	18,619,799	BNP Paribas	12/18/24	—	(635,480)
CAD	29,424,000	USD	21,908,416	BNP Paribas	12/18/24	—	(742,438)
CAD	4,356,000	USD	3,226,358	Standard Chartered Bank	12/18/24	—	(92,896)
CNH	25,672,113	USD	3,676,479	Bank of America, N.A.	12/18/24	—	(61,091)
CNH	26,263,000	USD	3,761,439	Bank of America, N.A.	12/18/24	—	(62,837)
CNH	25,579,000	USD	3,663,451	Citibank, N.A.	12/18/24	—	(61,177)
CNH	26,072,200	USD	3,733,772	Citibank, N.A.	12/18/24	—	(62,040)
CNH	27,286,000	USD	3,906,309	Citibank, N.A.	12/18/24	—	(63,639)
CNH	26,807,000	USD	3,839,827	Citibank, N.A.	12/18/24	—	(64,614)
CNH	269,208,196	USD	38,373,634	Citibank, N.A.	12/18/24	—	(461,213)
CNH	12,619,000	USD	1,803,861	HSBC Bank USA, N.A.	12/18/24	—	(26,735)
CNH	17,050,000	USD	2,438,968	HSBC Bank USA, N.A.	12/18/24	—	(37,827)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	34,242,739	USD	4,897,674	HSBC Bank USA, N.A.	12/18/24	$ —	$ (75,291)
CNH	79,335,261	USD	11,347,404	HSBC Bank USA, N.A.	12/18/24	—	(174,669)
CNH	20,465,000	USD	2,936,690	JPMorgan Chase Bank, N.A.	12/18/24	—	(54,617)
CNH	24,897,887	USD	3,568,318	UBS AG	12/18/24	—	(61,964)
CNH	27,627,000	USD	3,955,642	UBS AG	12/18/24	—	(64,949)
CNH	27,627,000	USD	3,956,422	UBS AG	12/18/24	—	(65,729)
CNH	26,603,000	USD	3,815,940	UBS AG	12/18/24	—	(69,456)
EGP	364,367,000	USD	7,095,755	Citibank, N.A.	12/18/24	193,101	—
EGP	245,552,479	USD	4,878,849	JPMorgan Chase Bank, N.A.	12/18/24	33,222	—
EUR	4,201,483	CZK	105,640,000	JPMorgan Chase Bank, N.A.	12/18/24	35,375	—
EUR	2,035,828	CZK	51,187,829	JPMorgan Chase Bank, N.A.	12/18/24	17,141	—
EUR	589,407	CZK	14,819,755	JPMorgan Chase Bank, N.A.	12/18/24	4,963	—
EUR	3,783,806	ISK	572,679,000	Citibank, N.A.	12/18/24	—	(39,008)
EUR	19,052,091	PLN	82,319,190	BNP Paribas	12/18/24	226,886	—
EUR	3,099,514	PLN	13,315,825	BNP Paribas	12/18/24	55,965	—
EUR	3,577,824	PLN	15,612,717	Citibank, N.A.	12/18/24	4,225	—
EUR	16,229,479	PLN	70,070,776	HSBC Bank USA, N.A.	12/18/24	206,403	—
EUR	16,085,498	PLN	69,413,751	UBS AG	12/18/24	213,400	—
EUR	3,117,757	PLN	13,397,289	UBS AG	12/18/24	55,524	—
EUR	303	PLN	1,306	UBS AG	12/18/24	4	—
ILS	68,615,261	USD	18,426,437	Bank of America, N.A.	12/18/24	—	(32,656)
ILS	384,472,702	USD	103,430,728	Barclays Bank PLC	12/18/24	—	(364,636)
ILS	238,362,037	USD	64,300,523	Barclays Bank PLC	12/18/24	—	(402,505)
ISK	1,249,118,405	EUR	8,006,656	Bank of America, N.A.	12/18/24	353,739	—
ISK	1,171,600,622	EUR	7,544,598	Citibank, N.A.	12/18/24	293,842	—
ISK	875,970,000	EUR	5,853,458	Citibank, N.A.	12/18/24	—	(11,983)
JPY	2,689,280,000	USD	19,013,991	Goldman Sachs International	12/18/24	—	(1,212,765)
JPY	4,575,585,360	USD	32,350,719	Goldman Sachs International	12/18/24	—	(2,063,419)
JPY	447,000,000	USD	3,107,744	Standard Chartered Bank	12/18/24	—	(148,904)
KES	466,347,541	USD	3,535,643	Standard Chartered Bank	12/18/24	52,994	—
MXN	185,000,000	USD	9,167,200	Goldman Sachs International	12/18/24	8,986	—
MXN	10,300,000	USD	514,798	Standard Chartered Bank	12/18/24	—	(3,908)
MXN	104,400,000	USD	5,217,955	Standard Chartered Bank	12/18/24	—	(39,610)
MYR	12,933,000	USD	2,970,440	Barclays Bank PLC	12/18/24	—	(12,749)
MYR	35,990,000	USD	8,347,830	Barclays Bank PLC	12/18/24	—	(117,155)
MYR	16,174,000	USD	3,730,682	Credit Agricole Corporate and Investment Bank	12/18/24	—	(31,795)
MYR	37,996,000	USD	8,764,128	Credit Agricole Corporate and Investment Bank	12/18/24	—	(74,694)
MYR	13,000,000	USD	2,983,362	Goldman Sachs International	12/18/24	—	(10,348)
MYR	13,196,000	USD	3,060,297	Goldman Sachs International	12/18/24	—	(42,459)
MYR	29,812,000	USD	6,869,124	Goldman Sachs International	12/18/24	—	(51,317)
NOK	202,205,000	EUR	17,105,792	UBS AG	12/18/24	—	(255,561)
NZD	9,751,000	USD	5,868,830	Australia and New Zealand Banking Group Limited	12/18/24	—	(38,333)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NZD	19,503,000	USD	11,735,647	Australia and New Zealand Banking Group Limited	12/18/24	$ —	$ (74,056)
NZD	19,500,000	USD	11,736,611	Australia and New Zealand Banking Group Limited	12/18/24	—	(76,813)
NZD	19,503,000	USD	11,739,597	Australia and New Zealand Banking Group Limited	12/18/24	—	(78,005)
NZD	26,305,240	USD	15,828,757	Australia and New Zealand Banking Group Limited	12/18/24	—	(99,845)
NZD	70,000,000	USD	43,302,651	Bank of America, N.A.	12/18/24	—	(1,446,966)
NZD	21,964,116	USD	13,585,597	Goldman Sachs International	12/18/24	—	(452,409)
SGD	43,426,000	USD	33,576,034	Bank of America, N.A.	12/18/24	—	(624,915)
SGD	10,000,000	USD	7,722,318	Citibank, N.A.	12/18/24	—	(134,440)
SGD	28,000,000	USD	21,650,128	Citibank, N.A.	12/18/24	—	(404,070)
SGD	34,250,600	USD	26,492,815	Citibank, N.A.	12/18/24	—	(503,878)
SGD	9,000,000	USD	6,948,396	Goldman Sachs International	12/18/24	—	(119,306)
SGD	54,574,000	USD	42,205,018	HSBC Bank USA, N.A.	12/18/24	—	(794,932)
SGD	10,900,000	USD	8,241,112	Standard Chartered Bank	12/18/24	29,675	—
SGD	19,540,000	USD	15,090,819	Standard Chartered Bank	12/18/24	—	(264,106)
TRY	222,407,816	USD	5,330,964	Standard Chartered Bank	12/18/24	875,583	—
USD	24,872,213	CAD	33,576,000	Bank of America, N.A.	12/18/24	719,518	—
USD	26,970,727	CAD	36,400,000	Standard Chartered Bank	12/18/24	786,604	—
USD	26,954,937	CAD	36,394,000	Standard Chartered Bank	12/18/24	775,131	—
USD	13,829,536	CAD	18,989,342	Standard Chartered Bank	12/18/24	169,667	—
USD	13,451,136	CAD	18,465,658	Standard Chartered Bank	12/18/24	167,976	—
USD	37,437,932	CNH	264,127,605	Bank of America, N.A.	12/18/24	241,008	—
USD	9,412,820	CNH	66,408,196	Bank of America, N.A.	12/18/24	60,595	—
USD	20,095,776	CNH	141,000,000	BNP Paribas	12/18/24	238,834	—
USD	15,176,035	CNH	107,000,000	BNP Paribas	12/18/24	107,292	—
USD	4,988,313	CNH	35,000,000	BNP Paribas	12/18/24	59,285	—
USD	3,829,467	CNH	27,000,000	BNP Paribas	12/18/24	27,074	—
USD	10,069,927	CNH	70,900,000	Goldman Sachs International	12/18/24	85,125	—
USD	2,528,134	CNH	17,800,000	Goldman Sachs International	12/18/24	21,371	—
USD	10,505,693	CNH	74,000,000	Standard Chartered Bank	12/18/24	84,320	—
USD	2,555,439	CNH	18,000,000	Standard Chartered Bank	12/18/24	20,510	—
USD	22,429,329	CNH	158,000,000	UBS AG	12/18/24	178,289	—
USD	14,790,924	CNH	104,000,000	UBS AG	12/18/24	144,669	—
USD	9,546,458	CNH	67,000,000	UBS AG	12/18/24	110,890	—
USD	13,200,093	CNH	93,000,000	UBS AG	12/18/24	102,961	—
USD	5,678,311	CNH	40,000,000	UBS AG	12/18/24	45,136	—
USD	3,697,731	CNH	26,000,000	UBS AG	12/18/24	36,167	—
USD	2,279,751	CNH	16,000,000	UBS AG	12/18/24	26,481	—
USD	3,264,539	CNH	23,000,000	UBS AG	12/18/24	25,464	—
USD	9,158,466	ILS	33,817,378	BNP Paribas	12/18/24	92,998	—
USD	27,031,842	ILS	99,682,622	Citibank, N.A.	12/18/24	309,794	—
USD	151,050,409	ILS	557,950,000	JPMorgan Chase Bank, N.A.	12/18/24	1,480,034	—
USD	5,301,798	JPY	749,869,908	Goldman Sachs International	12/18/24	338,163	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,172,432	KES	466,347,541	Standard Chartered Bank	12/18/24	$ —	$ (416,205)
USD	14,699,316	MXN	289,400,000	JPMorgan Chase Bank, N.A.	12/18/24	344,786	—
USD	1,711,562	MXN	34,245,207	Standard Chartered Bank	12/18/24	12,965	—
USD	172,979	MXN	3,461,000	Standard Chartered Bank	12/18/24	1,310	—
USD	8,471,845	MYR	35,281,000	Barclays Bank PLC	12/18/24	403,314	—
USD	2,404,068	MYR	10,400,000	Barclays Bank PLC	12/18/24	25,657	—
USD	25,271,025	MYR	109,560,000	Credit Agricole Corporate and Investment Bank	12/18/24	215,376	—
USD	6,006,723	MYR	25,018,000	Goldman Sachs International	12/18/24	285,271	—
USD	25,313,595	NZD	41,835,086	Australia and New Zealand Banking Group Limited	12/18/24	298,792	—
USD	68,974,937	NZD	111,500,000	Bank of America, N.A.	12/18/24	2,304,811	—
USD	10,207,053	NZD	16,500,000	Bank of America, N.A.	12/18/24	341,071	—
USD	309,305	NZD	500,000	Bank of America, N.A.	12/18/24	10,335	—
USD	24,153,089	NZD	39,048,800	Goldman Sachs International	12/18/24	804,314	—
USD	3,692,660	NZD	5,970,000	Goldman Sachs International	12/18/24	122,968	—
USD	2,282,321	NZD	3,680,000	Goldman Sachs International	12/18/24	81,908	—
USD	125,753	NZD	203,308	Goldman Sachs International	12/18/24	4,188	—
USD	32,680,716	NZD	53,731,426	Standard Chartered Bank	12/18/24	552,636	—
USD	5,072,367	NZD	8,480,000	Standard Chartered Bank	12/18/24	1,850	—
USD	11,131,077	THB	372,408,000	Standard Chartered Bank	12/18/24	62,330	—
USD	9,659,100	THB	323,000,000	Standard Chartered Bank	12/18/24	58,863	—
USD	5,702,719	TRY	222,407,816	Standard Chartered Bank	12/18/24	—	(503,828)
USD	3,192,013	ZAR	57,277,497	BNP Paribas	12/18/24	—	(44,657)
USD	82,637,772	ZAR	1,482,852,668	BNP Paribas	12/18/24	—	(1,156,124)
USD	5,634,653	ZAR	100,760,000	Standard Chartered Bank	12/18/24	—	(59,151)
USD	1,321,593	ZAR	23,696,699	State Street Bank and Trust Company	12/18/24	—	(17,473)
USD	34,214,631	ZAR	613,482,013	State Street Bank and Trust Company	12/18/24	—	(452,366)
USD	1,057,281	ZAR	18,920,041	UBS AG	12/18/24	—	(11,864)
USD	3,412,956	ZAR	60,673,823	UBS AG	12/18/24	—	(15,636)
USD	27,371,863	ZAR	489,819,480	UBS AG	12/18/24	—	(307,140)
USD	88,357,750	ZAR	1,570,779,893	UBS AG	12/18/24	—	(404,789)
VND	59,873,000,000	USD	2,437,826	Citibank, N.A.	12/18/24	—	(68,058)
ZAR	167,984,209	USD	9,758,921	Bank of America, N.A.	12/18/24	—	(266,372)
ZAR	533,827,367	USD	30,949,205	Barclays Bank PLC	12/18/24	—	(783,380)
ZAR	342,824,914	USD	19,912,957	BNP Paribas	12/18/24	—	(540,409)
ZAR	489,749,877	USD	28,443,733	HSBC Bank USA, N.A.	12/18/24	—	(768,663)
ZAR	168,875,552	USD	9,822,344	JPMorgan Chase Bank, N.A.	12/18/24	—	(279,426)
ZAR	341,718,081	USD	19,841,375	JPMorgan Chase Bank, N.A.	12/18/24	—	(531,372)
TRY	583,405,721	USD	14,846,937	Standard Chartered Bank	12/20/24	1,402,779	—
TRY	583,362,362	USD	14,851,503	Standard Chartered Bank	12/20/24	1,397,005	—
USD	3,505,578	TRY	136,951,212	Standard Chartered Bank	12/20/24	—	(308,952)
USD	9,369,274	TRY	359,876,698	Standard Chartered Bank	12/20/24	—	(654,443)
USD	17,205,305	TRY	669,940,173	Standard Chartered Bank	12/20/24	—	(1,454,672)
UZS	22,402,850,858	USD	1,704,806	ICBC Standard Bank plc	12/20/24	32,761	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	665,000,000	USD	13,218,048	Citibank, N.A.	12/24/24	$ 46,099	$ —
EGP	429,234,287	USD	8,215,010	Goldman Sachs International	12/26/24	338,256	—
EGP	429,907,000	USD	8,476,920	Citibank, N.A.	12/30/24	73,220	—
EGP	992,980,000	USD	18,968,099	Goldman Sachs International	12/31/24	771,109	—
USD	14,977,522	EGP	808,786,183	Goldman Sachs International	12/31/24	—	(1,100,143)
EGP	340,478,000	USD	6,630,536	HSBC Bank USA, N.A.	1/2/25	131,223	—
USD	624,558	EGP	32,508,248	Citibank, N.A.	1/2/25	—	(21,043)
TRY	584,426,780	USD	13,824,517	Standard Chartered Bank	1/6/25	2,195,251	—
TRY	276,896,900	USD	6,550,337	Standard Chartered Bank	1/6/25	1,039,706	—
TRY	207,660,500	USD	4,912,716	Standard Chartered Bank	1/6/25	779,482	—
TRY	197,106,600	USD	4,659,096	Standard Chartered Bank	1/6/25	743,809	—
USD	32,191,219	TRY	1,266,090,780	Standard Chartered Bank	1/6/25	—	(2,513,694)
UZS	50,108,154,000	USD	3,579,154	JPMorgan Chase Bank, N.A.	1/6/25	290,326	—
EGP	172,186,615	USD	3,286,004	Standard Chartered Bank	1/15/25	110,274	—
TRY	274,200,000	USD	6,384,219	Standard Chartered Bank	1/15/25	1,054,801	—
USD	6,841,263	TRY	274,200,000	Standard Chartered Bank	1/15/25	—	(597,758)
UYU	171,492,000	USD	4,070,544	Bank of America, N.A.	1/15/25	34,371	—
ISK	1,242,714,597	EUR	8,012,344	Citibank, N.A.	1/17/25	258,386	—
ISK	1,178,005,695	EUR	7,595,137	Citibank, N.A.	1/17/25	244,932	—
UZS	54,430,517,000	USD	3,868,551	ICBC Standard Bank plc	1/23/25	308,301	—
UZS	45,422,117,948	USD	3,250,241	ICBC Standard Bank plc	1/23/25	235,331	—
EGP	156,320,000	USD	3,013,688	Standard Chartered Bank	1/27/25	49,641	—
EGP	400,930,000	USD	7,766,951	Citibank, N.A.	1/29/25	81,405	—
TRY	275,637,775	USD	6,349,345	Standard Chartered Bank	1/29/25	1,011,234	—
TRY	204,065,622	USD	4,650,682	Standard Chartered Bank	1/29/25	798,648	—
TRY	205,726,000	USD	4,736,885	Standard Chartered Bank	1/29/25	756,783	—
TRY	858,702	USD	21,205	Standard Chartered Bank	1/29/25	1,725	—
USD	17,069,584	TRY	686,288,100	Standard Chartered Bank	1/29/25	—	(1,256,924)
UZS	11,980,321,831	USD	865,630	JPMorgan Chase Bank, N.A.	1/29/25	51,673	—
EGP	1,000,000,000	USD	19,417,476	Citibank, N.A.	1/30/25	147,342	—
EGP	170,845,059	USD	3,266,636	Citibank, N.A.	2/3/25	68,720	—
USD	7,231,565	LKR	2,236,000,000	JPMorgan Chase Bank, N.A.	2/7/25	—	(338,695)
TRY	596,476,010	USD	13,924,155	Standard Chartered Bank	2/10/25	1,804,120	—
TRY	348,446,365	USD	8,051,043	Standard Chartered Bank	2/10/25	1,137,022	—
USD	23,290,974	TRY	944,922,376	Standard Chartered Bank	2/10/25	—	(1,625,366)
UZS	54,159,721,000	USD	3,868,552	ICBC Standard Bank plc	2/10/25	259,941	—
EGP	523,539,906	USD	8,696,676	Citibank, N.A.	2/13/25	1,476,061	—
USD	2,255,663	LKR	697,000,000	Deutsche Bank AG	2/13/25	—	(102,409)
USD	1,138,238	LKR	352,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(52,640)
USD	3,550,525	LKR	1,098,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(164,200)
UZS	49,482,178,280	USD	3,521,863	JPMorgan Chase Bank, N.A.	2/13/25	246,268	—
USD	8,411,421	LKR	2,592,400,000	JPMorgan Chase Bank, N.A.	2/14/25	—	(358,062)
EUR	16,722,850	ISK	2,529,999,999	Bank of America, N.A.	2/18/25	15,151	—
ISK	4,236,417,510	EUR	28,001,967	Bank of America, N.A.	2/18/25	—	(25,370)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	63,552,436,124	USD	4,520,088	JPMorgan Chase Bank, N.A.	2/18/25	$ 311,397	$ —
EGP	175,382,970	USD	2,898,892	Citibank, N.A.	2/20/25	497,882	—
EGP	107,664,850	USD	1,739,335	Citibank, N.A.	2/20/25	345,891	—
EGP	90,590,377	USD	1,449,446	Citibank, N.A.	2/20/25	305,086	—
NGN	5,359,349,909	USD	2,912,690	Standard Chartered Bank	2/24/25	164,176	—
NGN	2,716,083,583	USD	1,456,345	Standard Chartered Bank	2/24/25	102,990	—
TRY	347,180,409	USD	8,247,611	Standard Chartered Bank	2/24/25	782,671	—
USD	8,386,946	TRY	347,180,409	Standard Chartered Bank	2/24/25	—	(643,336)
NGN	4,159,580,543	USD	2,514,861	JPMorgan Chase Bank, N.A.	2/25/25	—	(127,953)
EGP	43,308,143	USD	801,261	Goldman Sachs International	2/26/25	35,199	—
EGP	94,648,825	USD	1,449,446	Citibank, N.A.	2/27/25	377,771	—
EGP	81,498,172	USD	1,468,436	HSBC Bank USA, N.A.	2/27/25	104,905	—
UZS	64,418,704,293	USD	4,576,817	ICBC Standard Bank plc	2/28/25	304,156	—
USD	2,892,593	ARS	3,436,400,000	Bank of America, N.A.	3/3/25	—	(186,688)
UZS	22,806,122,207	USD	1,632,507	ICBC Standard Bank plc	3/5/25	92,619	—
UZS	21,100,777,180	USD	1,495,979	JPMorgan Chase Bank, N.A.	3/17/25	93,784	—
VND	59,944,000,000	USD	2,429,834	Citibank, N.A.	3/19/25	—	(56,319)
UZS	19,658,896,895	USD	1,393,260	JPMorgan Chase Bank, N.A.	3/20/25	86,394	—
KES	475,864,837	USD	3,514,799	Standard Chartered Bank	3/21/25	69,555	—
USD	3,172,432	KES	475,864,837	Standard Chartered Bank	3/21/25	—	(411,922)
EGP	2,859,077,953	USD	52,346,808	Goldman Sachs International	3/25/25	2,194,353	—
USD	11,447,429	EGP	615,299,329	Citibank, N.A.	3/25/25	—	(290,320)
USD	14,678,980	EGP	802,206,229	Citibank, N.A.	3/25/25	—	(624,297)
USD	26,224,712	EGP	1,441,572,395	Citibank, N.A.	3/25/25	—	(1,275,424)
EGP	357,517,247	USD	6,572,008	Goldman Sachs International	3/26/25	245,058	—
EGP	1,034,713,000	USD	18,968,158	Bank of America, N.A.	3/27/25	752,556	—
UYU	210,967,000	USD	4,909,063	Citibank, N.A.	3/31/25	88,444	—
EGP	53,780,069	USD	1,004,867	Standard Chartered Bank	4/3/25	16,877	—
USD	3,572,406	ARS	4,376,197,000	Goldman Sachs International	4/3/25	—	(250,769)
USD	5,785,119	ARS	7,075,200,000	Goldman Sachs International	4/3/25	—	(395,984)
USD	5,785,200	ARS	7,075,300,000	Goldman Sachs International	4/3/25	—	(395,990)
KES	693,580,000	USD	5,099,894	Standard Chartered Bank	4/4/25	106,603	—
USD	4,758,696	KES	693,580,000	Standard Chartered Bank	4/4/25	—	(447,800)
UZS	19,573,694,237	USD	1,378,429	JPMorgan Chase Bank, N.A.	4/4/25	87,511	—
UZS	9,422,051,685	USD	665,869	JPMorgan Chase Bank, N.A.	4/4/25	39,780	—
EGP	507,174,446	USD	9,444,589	Goldman Sachs International	4/8/25	169,181	—
EGP	94,320,192	USD	1,773,936	HSBC Bank USA, N.A.	4/8/25	13,955	—
TRY	261,370,000	USD	5,694,381	Standard Chartered Bank	4/8/25	831,568	—
TRY	234,960,000	USD	5,124,578	Standard Chartered Bank	4/8/25	741,961	—
USD	11,615,400	TRY	496,330,000	Standard Chartered Bank	4/8/25	—	(777,088)
KES	405,122,112	USD	2,976,455	Standard Chartered Bank	4/9/25	60,988	—
USD	2,774,809	KES	405,122,112	Standard Chartered Bank	4/9/25	—	(262,635)
ETB	41,752,000	USD	321,293	ICBC Standard Bank plc	4/11/25	—	(6,695)
KZT	1,808,025,384	USD	3,616,051	Bank of America, N.A.	4/11/25	—	(35,117)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UYU	70,124,354	USD	1,653,486	Citibank, N.A.	4/15/25	$ 3,864	$ —
UZS	17,433,106,209	USD	1,217,396	Standard Chartered Bank	4/15/25	83,501	—
KES	404,705,891	USD	2,982,357	Standard Chartered Bank	4/16/25	46,825	—
USD	2,774,809	KES	404,705,891	Standard Chartered Bank	4/16/25	—	(254,374)
UZS	100,794,050,000	USD	7,075,749	ICBC Standard Bank plc	4/17/25	440,778	—
UZS	47,844,185,047	USD	3,515,370	ICBC Standard Bank plc	4/25/25	43,156	—
KES	349,624,063	USD	2,561,348	Standard Chartered Bank	5/5/25	44,814	—
USD	1,131,469	KES	174,812,031	Standard Chartered Bank	5/5/25	—	(171,612)
USD	1,131,469	KES	174,812,032	Standard Chartered Bank	5/5/25	—	(171,612)
UZS	16,952,224,000	USD	1,181,957	JPMorgan Chase Bank, N.A.	6/9/25	62,598	—
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(84,831)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(389,718)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(34,617)
UZS	28,327,715,000	USD	1,978,883	Standard Chartered Bank	6/23/25	92,176	—
UZS	54,515,157,000	USD	3,829,656	ICBC Standard Bank plc	6/26/25	152,443	—
UZS	43,221,434,000	USD	3,028,832	ICBC Standard Bank plc	6/27/25	127,374	—
UZS	43,433,385,275	USD	3,028,827	ICBC Standard Bank plc	6/30/25	140,041	—
UZS	109,007,336,242	USD	7,659,313	ICBC Standard Bank plc	7/1/25	291,430	—
EGP	233,095,228	USD	4,257,447	HSBC Bank USA, N.A.	7/8/25	—	(15,284)
EGP	54,031,586	USD	994,141	Standard Chartered Bank	7/10/25	—	(11,670)
USD	9,625,617	EGP	555,398,109	Standard Chartered Bank	7/10/25	—	(473,337)
UZS	32,684,590,000	USD	2,281,647	Deutsche Bank AG	7/10/25	95,962	—
EGP	421,271,261	USD	7,673,429	Citibank, N.A.	7/24/25	—	(60,194)
EGP	267,430,000	USD	4,854,420	Citibank, N.A.	7/29/25	—	(31,947)
UZS	71,500,000,000	USD	5,000,000	Deutsche Bank AG	8/21/25	139,522	—
USD	5,793,419	ARS	8,099,200,000	Goldman Sachs International	8/26/25	—	(565,671)
USD	5,752,275	ARS	8,099,203,000	Goldman Sachs International	8/26/25	—	(606,817)
UZS	24,959,128,000	USD	1,757,685	ICBC Standard Bank plc	8/29/25	32,090	—
UZS	24,959,125,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	8/29/25	32,090	—
UZS	25,003,069,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	9/4/25	32,007	—
UZS	67,068,991,000	USD	4,706,596	Citibank, N.A.	9/8/25	88,362	—
EGP	148,476,802	USD	2,659,445	Goldman Sachs International	9/11/25	—	(30,990)
USD	3,197,575	NGN	6,251,259,000	Goldman Sachs International	10/7/25	—	(46,524)
NGN	834,600,000	USD	439,263	JPMorgan Chase Bank, N.A.	10/9/25	—	(6,510)
USD	3,103,445	NGN	6,023,942,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(18,751)
EGP	518,040,000	USD	9,072,504	JPMorgan Chase Bank, N.A.	10/15/25	—	(28,984)
USD	4,629,573	NGN	9,073,962,235	JPMorgan Chase Bank, N.A.	10/15/25	—	(63,592)
EGP	520,815,000	USD	9,125,898	Standard Chartered Bank	10/23/25	—	(63,518)
UZS	192,939,772,793	USD	12,585,765	Deutsche Bank AG	1/20/26	611,611	—
UZS	41,580,552,833	USD	2,711,657	Deutsche Bank AG	1/20/26	132,516	—
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	243,716	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	10,551	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	40,994	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	$ —	$ (59,137)
						$67,266,944	$(58,954,478)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	433	Long	11/29/24	$ 31,526,730	$ (511,739)
Equity Futures
FTSE KLCI Index	985	Long	11/29/24	17,963,498	(272,692)
Nikkei 225 Index	156	Long	12/12/24	39,407,512	2,086,372
SET50 Index	2,273	Long	12/27/24	12,625,607	375,079
Euro Stoxx 50 Index	(694)	Short	12/20/24	(36,499,584)	146,944
S&P/TSX 60 Index	(301)	Short	12/19/24	(62,575,832)	(1,092,490)
STOXX Europe 600 Index	(760)	Short	12/20/24	(20,927,655)	700,505
Interest Rate Futures
Euro-Buxl	15	Long	12/6/24	2,159,619	(8,822)
U.S. 5-Year Treasury Note	1,421	Long	12/31/24	152,380,047	(3,745,697)
U.S. 10-Year Treasury Note	3,540	Long	12/19/24	391,059,375	(11,872,337)
U.S. Ultra-Long Treasury Bond	84	Long	12/19/24	10,552,500	18
Euro-Bobl	(13)	Short	12/6/24	(1,670,729)	7,767
Euro-Bund	(1,512)	Short	12/6/24	(216,768,534)	3,234,595
Euro-Schatz	(163)	Short	12/6/24	(18,889,886)	9,624
Japan 10-Year Bond	(4)	Short	12/13/24	(3,795,972)	1,281
U.S. 2-Year Treasury Note	(7)	Short	12/31/24	(1,441,617)	10,752
U.S. Long Treasury Bond	(251)	Short	12/19/24	(29,610,156)	1,638,903
U.S. Ultra 10-Year Treasury Note	(166)	Short	12/19/24	(18,882,500)	541,336
					$(8,750,601)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 999,904
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	992,335

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 992,335
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,134,268
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(989,425)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(994,043)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(998,503)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,275,268)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(1,941,477)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	910,262
USD	115,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.06% (pays upon termination)	8/7/29	2,064,696
USD	105,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.12% (pays upon termination)	8/7/29	1,591,991
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,518,565)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(557,379)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	810,759
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	401,858
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	580,191
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	436,788
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	182,257
							$2,822,984

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	841,935,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.82% (pays quarterly)	4/11/25	$ 36,758	$ —	$ 36,758
COP	278,510,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.81% (pays upon termination)	4/15/25	(6,126)	—	(6,126)
COP	275,309,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.78% (pays upon termination)	4/17/25	(10,228)	—	(10,228)
COP	264,227,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.76% (pays upon termination)	4/18/25	(11,088)	—	(11,088)
COP	136,176,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.72% (pays upon termination)	4/24/25	(2,940)	—	(2,940)
COP	137,725,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.73% (pays upon termination)	4/25/25	1,261	—	1,261
COP	417,813,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.70% (pays upon termination)	4/29/25	8,366	—	8,366
COP	138,652,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.70% (pays upon termination)	4/30/25	4,386	—	4,386
COP	28,161,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.60% (pays upon termination)	5/1/25	(1,769)	—	(1,769)
COP	198,407,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.61% (pays upon termination)	5/1/25	(9,227)	—	(9,227)
COP	187,596,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/16/25	(36,941)	—	(36,941)
COP	375,190,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.46% (pays upon termination)	7/17/25	(65,953)	—	(65,953)
COP	261,293,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(36,473)	—	(36,473)
COP	184,492,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.55% (pays upon termination)	7/25/25	15,055	—	15,055
COP	281,713,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.20% (pays upon termination)	10/16/25	(145,808)	—	(145,808)
COP	142,778,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.21% (pays upon termination)	10/17/25	(70,488)	—	(70,488)
COP	364,947,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.21% (pays upon termination)	10/17/25	(180,171)	—	(180,171)
COP	140,579,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.12% (pays quarterly)	9/18/26	(543,148)	—	(543,148)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	172,166,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.27% (pays quarterly)	9/18/26	$ (560,191)	$ —	$ (560,191)
COP	36,081,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.28% (pays quarterly)	9/18/26	(115,124)	—	(115,124)
COP	38,532,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.56% (pays quarterly)	9/18/34	682,546	—	682,546
COP	9,755,750	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.63% (pays quarterly)	9/18/34	161,368	—	161,368
COP	47,054,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.64% (pays quarterly)	9/18/34	770,966	—	770,966
CZK	753,484	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	1,566,578	—	1,566,578
CZK	642,816	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	1,427,421	—	1,427,421
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(127,190)	—	(127,190)
CZK	650,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	(222,182)	—	(222,182)
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	(74,177)	—	(74,177)
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	(60,411)	—	(60,411)
CZK	311,610	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	6/19/34	372,008	—	372,008
CZK	109,980	Pays	6-month CZK PRIBOR (pays semi-annually)	4.27% (pays annually)	6/19/34	193,140	20	193,160
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(12,023)	—	(12,023)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	178,280	—	178,280
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	72,309	—	72,309
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	88,734	—	88,734
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	40,227	—	40,227
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	85,697	—	85,697
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	75,431	—	75,431
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	888,749	(1,497)	887,252
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	869,034	644	869,678

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	$ 961,591	$ (106)	$ 961,485
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	212,925	33	212,958
GBP	15,312	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	315,540	—	315,540
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(488,995)	—	(488,995)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(467,587)	—	(467,587)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(431,433)	—	(431,433)
GBP	12,269	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	(421,287)	—	(421,287)
GBP	15,232	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	(18,202)	—	(18,202)
GBP	15,218	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	(9,140)	—	(9,140)
GBP	30,192	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	175,433	—	175,433
GBP	15,096	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	265,059	—	265,059
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(516,654)	—	(516,654)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(490,543)	—	(490,543)
GBP	17,933	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(494,693)	—	(494,693)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(478,010)	—	(478,010)
GBP	17,799	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(416,553)	—	(416,553)
GBP	8,919	Pays	1-day Sterling Overnight Index Average (pays annually)	4.03% (pays annually)	6/20/29	(60,768)	—	(60,768)
GBP	8,919	Pays	1-day Sterling Overnight Index Average (pays annually)	4.05% (pays annually)	6/20/29	(49,059)	—	(49,059)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	9,262	Pays	1-day Sterling Overnight Index Average (pays annually)	4.13% (pays annually)	6/20/29	$ (11,029)	$ —	$ (11,029)
GBP	9,031	Pays	1-day Sterling Overnight Index Average (pays annually)	4.14% (pays annually)	6/20/29	(1,940)	—	(1,940)
GBP	13,582	Pays	1-day Sterling Overnight Index Average (pays annually)	3.78% (pays annually)	12/18/29	(181,207)	—	(181,207)
GBP	13,608	Pays	1-day Sterling Overnight Index Average (pays annually)	3.81% (pays annually)	12/18/29	(162,570)	—	(162,570)
INR	8,244,630	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(1,395,590)	—	(1,395,590)
INR	3,585,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(603,295)	—	(603,295)
INR	3,595,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(600,181)	—	(600,181)
INR	2,791,710	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(461,793)	—	(461,793)
KRW	44,867,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	41,086	—	41,086
KRW	43,204,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	67,558	—	67,558
KRW	2,281,756	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.05% (pays quarterly)	9/18/34	6,229	—	6,229
MXN	4,289,570	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.39% (pays monthly)	8/5/25	152,383	—	152,383
MXN	2,796,370	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.39% (pays monthly)	8/5/25	102,151	—	102,151
MXN	4,182,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.98% (pays monthly)	9/11/25	(538,879)	—	(538,879)
MXN	1,756,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	(475,166)	—	(475,166)
MXN	903,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	(231,890)	—	(231,890)
MXN	1,798,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	(501,753)	—	(501,753)
MXN	1,598,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	(401,990)	—	(401,990)
NZD	61,510	Pays	3-month NZD Bank Bill (pays quarterly)	3.51% (pays semi-annually)	9/18/29	(506,153)	—	(506,153)
NZD	42,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.54% (pays semi-annually)	9/18/29	(311,157)	—	(311,157)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	57,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.54% (pays semi-annually)	9/18/29	$ (417,609)	$ —	$ (417,609)
NZD	50,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.55% (pays semi-annually)	9/18/29	(356,753)	—	(356,753)
NZD	65,490	Pays	3-month NZD Bank Bill (pays quarterly)	3.70% (pays semi-annually)	9/18/29	(196,342)	—	(196,342)
NZD	36,810	Pays	3-month NZD Bank Bill (pays quarterly)	3.81% (pays semi-annually)	9/18/29	3,377	—	3,377
NZD	55,300	Pays	3-month NZD Bank Bill (pays quarterly)	3.82% (pays semi-annually)	9/18/29	11,119	—	11,119
NZD	60,700	Pays	3-month NZD Bank Bill (pays quarterly)	3.85% (pays semi-annually)	9/18/29	65,316	—	65,316
NZD	22,004	Receives	3-month NZD Bank Bill (pays quarterly)	4.08% (pays semi-annually)	5/15/34	68,764	—	68,764
NZD	29,606	Receives	3-month NZD Bank Bill (pays quarterly)	4.10% (pays semi-annually)	5/15/34	61,458	—	61,458
NZD	25,977	Receives	3-month NZD Bank Bill (pays quarterly)	4.16% (pays semi-annually)	5/15/34	(17,506)	—	(17,506)
NZD	14,325	Receives	3-month NZD Bank Bill (pays quarterly)	4.16% (pays semi-annually)	5/15/34	(13,068)	—	(13,068)
TWD	339,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	303,321	—	303,321
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	393,993	—	393,993
TWD	458,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	368,572	—	368,572
TWD	1,079,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	849,530	—	849,530
TWD	372,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	283,664	—	283,664
TWD	1,486,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	1,113,246	—	1,113,246
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	331,573	—	331,573
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	328,452	—	328,452
TWD	2,187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	878,462	—	878,462
TWD	829,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(50,965)	—	(50,965)
TWD	1,467,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	61,114	—	61,114
TWD	1,514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	45,660	—	45,660
TWD	760,765	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	385,884	—	385,884
TWD	825,310	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	417,361	—	417,361
TWD	760,765	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	374,254	—	374,254

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	$ 356,752	$ 2,168	$ 358,920
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(456,007)	(2,614)	(458,621)
USD	115,000	Pays	SOFR (pays annually)	3.21% (pays annually)	8/7/29	(3,435,621)	—	(3,435,621)
USD	105,000	Pays	SOFR (pays annually)	3.24% (pays annually)	8/7/29	(3,009,758)	—	(3,009,758)
USD	26,000	Receives	SOFR (pays annually)	3.35% (pays annually)	9/18/29	559,084	—	559,084
USD	41,620	Receives	SOFR (pays annually)	3.35% (pays annually)	9/18/29	883,605	—	883,605
USD	28,000	Receives	SOFR (pays annually)	3.36% (pays annually)	9/18/29	590,627	—	590,627
USD	34,000	Receives	SOFR (pays annually)	3.36% (pays annually)	9/18/29	713,476	—	713,476
USD	38,370	Receives	SOFR (pays annually)	3.38% (pays annually)	9/18/29	774,984	—	774,984
USD	31,110	Receives	SOFR (pays annually)	3.40% (pays annually)	9/18/29	596,789	—	596,789
USD	21,980	Receives	SOFR (pays annually)	3.42% (pays annually)	9/18/29	403,650	—	403,650
USD	36,440	Receives	SOFR (pays annually)	3.42% (pays annually)	9/18/29	666,712	—	666,712
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.12% (pays quarterly)	9/18/34	208,178	—	208,178
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.12% (pays quarterly)	9/18/34	208,178	—	208,178
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.13% (pays quarterly)	9/18/34	213,056	—	213,056
ZAR	383,196	Pays	3-month ZAR JIBAR (pays quarterly)	9.14% (pays quarterly)	9/18/34	338,002	—	338,002
ZAR	472,286	Pays	3-month ZAR JIBAR (pays quarterly)	9.30% (pays quarterly)	9/18/34	708,454	—	708,454
ZAR	220,618	Pays	3-month ZAR JIBAR (pays quarterly)	9.46% (pays quarterly)	9/18/34	471,540	—	471,540
ZAR	301,626	Pays	3-month ZAR JIBAR (pays quarterly)	9.52% (pays quarterly)	9/18/34	708,758	—	708,758
ZAR	730,366	Pays	3-month ZAR JIBAR (pays quarterly)	9.55% (pays quarterly)	9/18/34	1,803,093	—	1,803,093
ZAR	183,130	Pays	3-month ZAR JIBAR (pays quarterly)	9.59% (pays quarterly)	9/18/34	483,367	—	483,367
ZAR	366,260	Pays	3-month ZAR JIBAR (pays quarterly)	9.60% (pays quarterly)	9/18/34	980,880	—	980,880
ZAR	161,549	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	12/18/34	(352,893)	—	(352,893)
ZAR	2,252,139	Pays	3-month ZAR JIBAR (pays quarterly)	8.40% (pays quarterly)	12/18/34	(4,889,045)	—	(4,889,045)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	816,512	Pays	3-month ZAR JIBAR (pays quarterly)	8.44% (pays quarterly)	12/18/34	$(1,632,557)	$ —	$(1,632,557)
Total						$5,275	$(1,352)	$3,923
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	86,300	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	$ (68,553)
JPMorgan Chase Bank, N.A.	MYR	146,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	3/20/29	(139,923)
Standard Chartered Bank	MYR	195,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	3/20/29	(181,239)
Total							$(389,715)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$12,213	1.00% (pays quarterly)(1)	12/20/29	$ (509,725)	$ 487,738	$ (21,987)
Finland	12,801	0.25% (pays quarterly)(1)	12/20/29	(47,737)	21,504	(26,233)
Germany	60,444	0.25% (pays quarterly)(1)	12/20/29	(441,628)	416,675	(24,953)
Hungary	13,438	1.00% (pays quarterly)(1)	12/20/29	115,721	(177,958)	(62,237)
Malaysia	350,200	1.00% (pays quarterly)(1)	12/20/29	(9,930,407)	9,795,306	(135,101)
Poland	33,650	1.00% (pays quarterly)(1)	6/20/29	(562,660)	359,104	(203,556)
Poland	28,299	1.00% (pays quarterly)(1)	12/20/29	(453,742)	355,629	(98,113)
Qatar	20,242	1.00% (pays quarterly)(1)	12/20/29	(565,951)	542,703	(23,248)
Romania	13,120	1.00% (pays quarterly)(1)	12/20/29	250,839	(338,280)	(87,441)
Saudi Arabia	132,151	1.00% (pays quarterly)(1)	12/20/29	(2,452,981)	2,461,887	8,906
South Africa	538,075	1.00% (pays quarterly)(1)	12/20/29	21,095,814	(23,006,377)	(1,910,563)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$9,464	1.00% (pays quarterly)(1)	6/20/31	$ 692,355	$ (957,313)	$ (264,958)
Sweden	28,185	0.25% (pays quarterly)(1)	12/20/29	(219,333)	153,791	(65,542)
Turkey	148,550	1.00% (pays quarterly)(1)	12/20/29	10,530,548	(11,530,484)	(999,936)
United Kingdom	59,267	1.00% (pays quarterly)(1)	12/20/29	(2,264,103)	2,157,999	(106,104)
Total				$15,237,010	$(19,258,076)	$(4,021,066)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,100	1.00% (pays quarterly)(1)	2.08%	6/20/27	$ (27,792)	$ 79,943	$ 52,151
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	2.08	6/20/27	(27,792)	78,168	50,376
Ivory Coast	Barclays Bank PLC	14,668	1.00% (pays quarterly)(1)	1.30	6/20/25	(10,487)	162,153	151,666
Ivory Coast	Barclays Bank PLC	18,000	1.00% (pays quarterly)(1)	1.30	6/20/25	(12,869)	170,608	157,739
Ivory Coast	Barclays Bank PLC	6,486	1.00% (pays quarterly)(1)	2.67	6/20/27	(255,891)	442,938	187,047
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	2.67	6/20/27	(595,737)	1,032,867	437,130
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	2.67	6/20/27	(663,637)	1,149,221	485,584
Panama	Bank of America, N.A.	7,792	1.00% (pays quarterly)(1)	1.74	12/20/29	(250,443)	285,395	34,952
Panama	Citibank, N.A.	23,379	1.00% (pays quarterly)(1)	1.74	12/20/29	(750,776)	671,086	(79,690)
Panama	Goldman Sachs International	23,380	1.00% (pays quarterly)(1)	1.74	12/20/29	(750,808)	706,622	(44,186)
Panama	Goldman Sachs International	23,400	1.00% (pays quarterly)(1)	1.74	12/20/29	(751,450)	767,394	15,944
Panama	Goldman Sachs International	38,960	1.00% (pays quarterly)(1)	1.74	12/20/29	(1,336,848)	1,382,296	45,448
Petroleos Mexicanos	Bank of America, N.A.	63,175	1.00% (pays quarterly)(1)	1.48	3/20/25	(41,348)	401,355	360,007
Petroleos Mexicanos	Citibank, N.A.	11,278	1.00% (pays quarterly)(1)	1.48	12/20/24	5,732	9,150	14,882
Petroleos Mexicanos	Deutsche Bank AG	86,577	4.00% (pays monthly)(1)	2.44	7/6/26	1,051,894	—	1,051,894
Vietnam	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	1.00	12/20/29	6,077	(13,758)	(7,681)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	BNP Paribas	$ 7,000	1.00% (pays quarterly)(1)	1.00%	12/20/29	$ 8,508	$ (19,261)	$ (10,753)
Vietnam	Goldman Sachs International	17,000	1.00% (pays quarterly)(1)	1.00	12/20/29	20,663	(46,776)	(26,113)
Total		$380,216				$(4,383,004)	$7,259,401	$2,876,397
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$12,840	1.00% (pays quarterly)(1)	12/20/29	$ (430,277)	$ 421,733	$ (8,544)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(14,467)	(2,831)	(17,298)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(21,815)	(4,272)	(26,087)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(392,564)	(311,445)	(704,009)
Saudi Arabia	Barclays Bank PLC	57,200	1.00% (pays quarterly)(1)	12/20/34	(246,134)	234,439	(11,695)
Total					$(1,105,257)	$337,624	$(767,633)
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $380,216,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	217,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	2/26/25	$ 124,018
Citibank, N.A.	USD	61,519	Total Return on EGP 2,909,472,488 Egypt Treasury Bills, 0.00%, 12/17/24 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	12/17/24	4,960,672
Citibank, N.A.	USD	32,375	Total Return on PEN 121,974,403 Government of Peru, 5.35%, 1/13/25 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	1/13/25	(1,024,194)
Citibank, N.A.	USD	84,538	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	2/18/25	53,596
Citibank, N.A.	USD	26,000	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	2/14/25	45,135
JPMorgan Chase Bank, N.A.	USD	23,500	Excess Return on USD - SOFR Compunded Index minus 0.50% plus Negative Return on J.P.Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	12/9/24	476,009
						$4,635,236
Abbreviations:
ADR	– American Depositary Receipt
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SAIBOR	– Saudi Arabian Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TLREF	– Turkish Lira Overnight Reference Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso

CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
ETB	– Ethiopian Birr
EUR	– Euro
GBP	– British Pound Sterling
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso

PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $3,204,898,128)	$3,215,823,434
Affiliated investments, at value (identified cost $67,554,521)	67,554,521
Deposits for reverse repurchase agreements	1,130,000
Deposits for derivatives collateral:
Centrally cleared derivatives	138,392,678
OTC derivatives	2,290,000
Cash collateral for securities sold short	564,677,879
Foreign currency, at value (identified cost $54,211,340)	54,145,628
Interest and dividends receivable	46,937,742
Dividends receivable from affiliated investments	209,026
Receivable for investments sold	83,639,287
Receivable for open forward foreign currency exchange contracts	67,266,944
Receivable for open swap contracts	8,704,250
Upfront payments on open OTC swap contracts	398,343
Receivable for closed swap contracts	1,507,519
Tax reclaims receivable	2,951
Receivable from affiliates	500,654
Trustees' deferred compensation plan	172,250
Total assets	$4,253,353,106
Liabilities
Cash collateral due to brokers	$2,290,000
Payable for reverse repurchase agreements, including accrued interest of $935,198	307,776,005
Written options outstanding, at value (premiums received $274,393)	288,843
Payable for investments purchased	42,200,180
Payable for securities sold short, at value (proceeds $646,059,714)	646,168,837
Payable for variation margin on open futures contracts	89,110
Payable for variation margin on open centrally cleared derivatives	1,934,461
Payable for open forward foreign currency exchange contracts	58,954,478
Payable for open swap contracts	2,349,965
Upfront receipts on open OTC swap contracts	7,995,368
Due to custodian	4,644,440
Payable to affiliates:
Investment adviser fee	2,469,272
Trustees' fees	9,222
Trustees' deferred compensation plan	172,250
Interest and dividends payable on securities sold short	4,233,179
Accrued foreign capital gains taxes	32,209
Accrued expenses	2,056,242
Total liabilities	$1,083,664,061
Net Assets applicable to investors' interest in Portfolio	$3,169,689,045

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $760,584)	$9,134,506
Dividend income from affiliated investments	6,785,196
Interest income (net of foreign taxes withheld of $2,003,494)	244,263,858
Other income	2,189,646
Total investment income	$262,373,206
Expenses
Investment adviser fee	$26,412,454
Trustees’ fees and expenses	108,500
Custodian fee	2,242,987
Legal and accounting services	400,814
Interest expense and fees	7,862,855
Interest and dividend expense on securities sold short	17,733,908
Miscellaneous	188,746
Total expenses	$54,950,264
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$696,787
Total expense reductions	$696,787
Net expenses	$54,253,477
Net investment income	$208,119,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $242,436)	$(8,057,600)
Written options	672,196
Securities sold short	(5,730,018)
Futures contracts	(23,037,702)
Swap contracts	(70,787,374)
Foreign currency transactions	15,034,291
Forward foreign currency exchange contracts	(28,753,064)
Non-deliverable bond forward contracts	3,158,005
Net realized loss	$(117,501,266)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $11,878)	$159,803,224
Written options	(150,152)
Securities sold short	(13,380,273)
Futures contracts	(13,653,062)
Swap contracts	13,623,364
Foreign currency	1,301,475
Forward foreign currency exchange contracts	17,782,280
Net change in unrealized appreciation (depreciation)	$165,326,856
Net realized and unrealized gain	$47,825,590
Net increase in net assets from operations	$255,945,319

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$208,119,729	$135,016,357
Net realized loss	(117,501,266)	(197,706,941)
Net change in unrealized appreciation (depreciation)	165,326,856	252,495,787
Net increase in net assets from operations	$255,945,319	$189,805,203
Capital transactions:
Contributions	$649,205,893	$548,261,795
Withdrawals	(208,479,950)	(209,820,317)
Net increase in net assets from capital transactions	$440,725,943	$338,441,478
Net increase in net assets	$696,671,262	$528,246,681
Net Assets
At beginning of year	$2,473,017,783	$1,944,771,102
At end of year	$3,169,689,045	$2,473,017,783

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Consolidated Financial Highlights

	Year Ended October 31,
	2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.95%	1.69%	1.18%	1.12%	1.15%
Net expenses(2)	1.93%(3)	1.68%(3)	1.17%(3)	1.12%	1.11%
Net investment income	7.40%	5.97%	6.13%	5.37%	5.69%
Portfolio Turnover	129%	56%	94%	82%	80%
Total Return	9.98%	9.60%	(4.83)%	5.94%	6.57%
Net assets, end of year (000’s omitted)	$3,169,689	$2,473,018	$1,944,771	$2,632,155	$3,045,720
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.91%, 0.68%, 0.16%, 0.11% and 0.09%, of average daily net assets for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022, respectively).

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 63.1%, 36.3% and 0.6%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2024 were $18,840,146 or 0.6% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

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Notes to Consolidated Financial Statements — continued

G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally

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October 31, 2024
Notes to Consolidated Financial Statements — continued

cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

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October 31, 2024
Notes to Consolidated Financial Statements — continued

bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%

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Notes to Consolidated Financial Statements — continued

In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2024, the Portfolio’s investment adviser fee amounted to $26,412,454 or 0.94% of the Portfolio’s consolidated average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $196,133 relating to the Portfolio’s investment in the Liquidity Fund. Pursuant to an expense reimbursement, BMR waived and/or reimbursed
$500,654 of the Portfolio’s operating expenses for the year ended October 31, 2024.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$3,967,948,598	$2,424,856,432
U.S. Government and Agency Securities	55,381,415	22,018,800
	$4,023,330,013	$2,446,875,232
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,407,449,714
Gross unrealized appreciation	$57,243,067
Gross unrealized depreciation	(177,850,861)
Net unrealized depreciation	$(120,607,794)

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Notes to Consolidated Financial Statements — continued

5  Restricted Securities
At October 31, 2024, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$14,947,634
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000	13,000,000	14,660,100
Total Restricted Securities			$21,600,000	$29,607,734
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2024 is included in the Consolidated Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the year ended October 31, 2024, the Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: During the year ended October 31, 2024, the Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the year ended October 31, 2024, the Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $67,238,365. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $24,561,813 at October 31, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty.

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October 31, 2024
Notes to Consolidated Financial Statements — continued

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$4,103,900	$ —	$ —	$1,340,567	$104	$5,444,571
Not applicable	—	32,685,277*	3,308,900*	24,705,425*	44,394,494*	105,094,096
Receivable for open forward foreign currency exchange contracts	—	—	—	67,266,944	—	67,266,944
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	222,749	1,092,874	—	—	5,436,681	6,752,304
Total Asset Derivatives	$4,326,649	$33,778,151	$3,308,900	$93,312,936	$49,831,279	$184,557,915
Derivatives not subject to master netting or similar agreements	$4,103,900	$32,685,277	$3,308,900	$24,705,425	$44,394,494	$109,197,996
Total Asset Derivatives subject to master netting or similar agreements	$222,749	$1,092,874	$ —	$68,607,511	$5,436,785	$75,359,919
Written options outstanding, at value	$ —	$ —	$ —	$(288,843)	$ —	$(288,843)
Not applicable	(511,739)*	(17,448,267)*	(1,365,182)*	(12,700,610)*	(51,748,815)*	(83,774,613)
Payable for open forward foreign currency exchange contracts	—	—	—	(58,954,478)	—	(58,954,478)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(6,581,135)	—	—	(1,413,909)	(7,995,044)
Total Liability Derivatives	$(511,739)	$(24,029,402)	$(1,365,182)	$(71,943,931)	$(53,162,724)	$(151,012,978)
Derivatives not subject to master netting or similar agreements	$(511,739)	$(17,448,267)	$(1,365,182)	$(12,700,610)	$(51,748,815)	$(83,774,613)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(6,581,135)	$ —	$(59,243,321)	$(1,413,909)	$(67,238,365)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$300,067	$(300,067)	$ —	$ —	$ —	$ —
Bank of America, N.A.	5,184,268	(3,059,213)	(1,193,990)	—	931,065	—
Barclays Bank PLC	1,196,969	(1,196,969)	—	—	—	—

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
BNP Paribas	$1,518,897	$(1,394,879)	$ —	$ —	$124,018	$ —
Citibank, N.A.	10,740,650	(6,207,871)	—	—	4,532,779	—
Credit Agricole Corporate and Investment Bank	215,376	(106,489)	—	(108,887)	—	110,000
Deutsche Bank AG	2,086,906	(1,816,339)	—	—	270,567	—
Goldman Sachs International	5,770,570	(5,770,570)	—	—	—	—
HSBC Bank USA, N.A.	523,787	(523,787)	—	—	—	—
ICBC Standard Bank plc	2,764,230	(23,602)	—	(2,180,000)	560,628	2,180,000
JPMorgan Chase Bank, N.A.	4,514,177	(3,075,970)	—	—	1,438,207	—
Standard Chartered Bank	38,514,230	(27,907,123)	(4,353,011)	—	6,254,096	—
State Street Bank and Trust Company	962,899	(470,551)	(492,348)	—	—	—
UBS AG	1,066,893	(1,066,893)	—	—	—	—
	$75,359,919	$(52,920,323)	$(6,039,349)	$(2,288,887)	$14,111,360	$2,290,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$(367,052)	$300,067	$ —	$ —	$(66,985)	$ —
Bank of America, N.A.	(3,059,213)	3,059,213	—	—	—	—
Barclays Bank PLC	(2,690,236)	1,196,969	911,235	—	(582,032)	—
BNP Paribas	(6,321,877)	1,394,879	4,542,911	—	(384,087)	—
Citibank, N.A.	(6,207,871)	6,207,871	—	—	—	—
Credit Agricole Corporate and Investment Bank	(106,489)	106,489	—	—	—	—
Deutsche Bank AG	(1,816,339)	1,816,339	—	—	—	—
Goldman Sachs International	(10,243,737)	5,770,570	3,301,685	—	(1,171,482)	—
HSBC Bank USA, N.A.	(3,229,979)	523,787	2,706,192	—	—	—
ICBC Standard Bank plc	(23,602)	23,602	—	—	—	—
JPMorgan Chase Bank, N.A.	(3,075,970)	3,075,970	—	—	—	—
Societe Generale	(88,001)	—	—	—	(88,001)	—
Standard Chartered Bank	(27,907,123)	27,907,123	—	—	—	—
State Street Bank and Trust Company	(470,551)	470,551	—	—	—	—
UBS AG	(1,630,325)	1,066,893	—	—	(563,432)	—
	$(67,238,365)	$52,920,323	$11,462,023	$ —	$(2,856,019)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$2,290,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2024 is included at Note 8.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2024 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(3,277,760)	$ —	$ —	$(5,861,629)	$ —	$(9,139,389)
Written options	—	—	(604,558)	1,276,754	—	672,196
Futures contracts	(1,244,879)	—	(11,221,639)	—	(10,571,184)	(23,037,702)
Swap contracts	(66,425)	(65,830,108)	6,848,018	—	(11,738,859)	(70,787,374)
Forward foreign currency exchange contracts	—	—	—	(28,753,064)	—	(28,753,064)
Non-deliverable bond forward contracts	—	—	—	—	3,158,005	3,158,005
Total	$(4,589,064)	$(65,830,108)	$(4,978,179)	$(33,337,939)	$(19,152,038)	$(127,887,328)
Change in unrealized appreciation (depreciation):
Investments(1)	$(1,791,480)	$ —	$ —	$(694,629)	$(517,468)	$(3,003,577)
Written options	—	—	—	(150,152)	—	(150,152)
Futures contracts	217,640	—	(257,370)	—	(13,613,332)	(13,653,062)
Swap contracts	168,934	(7,412,639)	1,741,959	—	19,125,110	13,623,364
Forward foreign currency exchange contracts	—	—	—	17,782,280	—	17,782,280
Total	$(1,404,906)	$(7,412,639)	$1,484,589	$16,937,499	$4,994,310	$14,598,853
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$256,104,000	$863,761,000	$4,798,384,000	$16,164,000	$61,355,000
Swap Contracts
$7,409,017,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were approximately $190,618,000 and $32,809,000, respectively.
The average number of purchased options contracts outstanding during the year ended October 31, 2024, which is indicative of the volume of this derivative type, was 1,764.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2024.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Bank of America	10/1/24	On Demand(1)	5.20%	USD	19,589,810	$19,677,529
Bank of America	10/28/24	On Demand(1)	5.20	USD	14,906,250	14,912,710
Barclays Capital, Inc.	9/27/24	On Demand(1)	5.25	USD	15,850,000	15,923,967
Barclays Capital, Inc.	9/27/24	On Demand(1)	5.30	USD	14,683,026	14,752,200
JPMorgan Chase Bank, N.A.	9/30/24	On Demand(1)	5.65	USD	4,073,749	4,093,569
JPMorgan Chase Bank, N.A.	10/21/24	On Demand(1)	4.90	NZD	53,164,646	32,292,542
JPMorgan Chase Bank, N.A.	10/22/24	On Demand(1)	4.90	NZD	118,236,796	71,808,014
MUFG Securities Americas, Inc.	10/2/24	On Demand(1)	5.05	USD	89,011,230	89,360,845
MUFG Securities Americas, Inc.	10/4/24	On Demand(1)	5.05	USD	1,300,615	1,305,724
Nomura International PLC	9/30/24	On Demand(1)	5.25	USD	21,037,500	21,132,607
Nomura International PLC	9/30/24	On Demand(1)	5.70	USD	22,406,320	22,516,298
Total						$307,776,005
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2024, the type of securities pledged as collateral for all open reverse repurchase agreements were Collateralized Mortgage Obligations and Sovereign Government Bonds.
The Fund also pledged $1,130,000 to MUFG Securities Americas, Inc. as additional collateral for its reverse repurchase obligations.
For the year ended October 31, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $140,865,000 and 5.53%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2024.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2024.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$51,634,797	$(34,590,239)	$(17,044,558)	$ —	$ —
Barclays Bank PLC	147,521,135	(30,676,167)	(116,844,968)	—	—
Nomura International PLC	117,099,430	(43,648,905)	(73,450,525)	—	—
	$316,255,362	$(108,915,311)	$(207,340,051)	$ —	$ —
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Bank of America, N.A.	$(34,590,239)	$34,590,239	$ —	$ —	$ —
Barclays Bank PLC	(30,676,167)	30,676,167	—	—	—
JPMorgan Chase Bank, N.A.	(108,194,125)	—	108,194,125	—	—
MUFG Securities Americas, Inc.	(90,666,569)	—	90,666,569	—	—
Nomura International PLC	(43,648,905)	43,648,905	—	—	—
	$(307,776,005)	$108,915,311	$198,860,694	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $67,554,521, which represents 2.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$230,125,366	$2,498,307,422	$(2,660,878,267)	$ —	$ —	$67,554,521	$6,785,196	67,554,521
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 139,229,264	$ —	$ 139,229,264
Common Stocks	48,984,761	193,154,234*	—	242,138,995
Convertible Bonds	—	99,491	—	99,491
Foreign Corporate Bonds	—	163,158,662	0	163,158,662
Insurance Linked Securities	—	—	57,010,655	57,010,655
Loan Participation Notes	—	—	38,362,690	38,362,690
Rights	—	160,492	—	160,492
Senior Floating-Rate Loans	—	29,134,396	—	29,134,396
Sovereign Government Bonds	—	1,839,988,027	—	1,839,988,027
Sovereign Loans	—	108,617,601	—	108,617,601
U.S. Government Guaranteed Small Business Administration Loans	—	5,239,479	—	5,239,479
Short-Term Investments:
Affiliated Fund	67,554,521	—	—	67,554,521
Repurchase Agreements	—	316,255,362	—	316,255,362
Sovereign Government Securities	—	154,263,805	—	154,263,805
U.S. Treasury Obligations	—	116,719,944	—	116,719,944
Purchased Currency Options	—	1,340,567	—	1,340,567
Purchased Interest Rate Swaptions	—	104	—	104
Purchased Put Options	4,103,900	—	—	4,103,900
Total Investments	$ 120,643,182	$3,067,361,428	$95,373,345	$3,283,377,955
Forward Foreign Currency Exchange Contracts	$ —	$ 91,972,369	$ —	$ 91,972,369
Futures Contracts	6,519,860	2,233,316	—	8,753,176
Swap Contracts	—	78,387,799	—	78,387,799
Total	$ 127,163,042	$3,239,954,912	$95,373,345	$3,462,491,299
Liability Description
Securities Sold Short	$(317,530,548)	$ (328,638,289)	$ —	$ (646,168,837)
Written Currency Options	—	(288,843)	—	(288,843)
Forward Foreign Currency Exchange Contracts	—	(71,655,088)	—	(71,655,088)
Futures Contracts	(17,231,085)	(272,692)	—	(17,503,777)
Swap Contracts	—	(61,565,270)	—	(61,565,270)
Total	$(334,761,633)	$ (462,420,182)	$ —	$ (797,181,815)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$818,174	$0	$20,158,090	$50,529,862	$397,208	$0	$71,903,334
Realized gains (losses)	(390,302)	—	2,005,673	(3,155,731)	(404,864)	401,212	(1,544,012)
Change in net unrealized appreciation (depreciation)	(427,872)	—	7,828,765	2,600,529	684,559	—	10,685,981
Cost of purchases	—	—	38,000,000	—	—	—	38,000,000
Proceeds from sales, including return of capital	—	—	(10,981,873)	(12,532,087)	(699,276)	(401,212)	(24,614,448)
Accrued discount (premium)	—	—	—	920,117	22,373	—	942,490
Transfers to Level 3	—	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of October 31, 2024	$ —	$0	$57,010,655	$38,362,690	$ —	$ —	$95,373,345
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2024	$ —	$ —	$8,780,191	$847,069	$ —	$ —	$9,627,260
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2024:
Type of Investment	Fair Value as of October 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	42,110,534	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	38,362,690	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.10% - 6.10%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.78% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Side Cars of $14,900,121 were primarily valued on the basis of broker quotations.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Macro Absolute Return Advantage Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

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EGRAX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2024